EQUITY INCOME FUND	Portfolio of Investments as of March 31, 2022 - unaudited

	Shares	Fair Value
Common Stocks
Alphabet Inc. - Class A*	4,735	$13,169,692
Comcast Corp. - Class A	177,800	8,324,596
Walt Disney Co.*	25,350	3,477,006
4.2% - Total For Communication Services		$24,971,294

Lowe's Companies Inc.	57,000	11,524,830
McDonald's Corp.	45,100	11,152,328
Nike Inc. - Class B	41,000	5,516,960
TJX Companies Inc.	167,240	10,131,399
VF Corporation	244,800	13,919,328
8.8% - Total For Consumer Discretionary		$52,244,845

Coca Cola Co.	208,920	12,953,040
Dollar General Corp.	82,000	18,255,660
Pepsico Inc.	35,200	5,891,776
Procter & Gamble Co.	79,690	12,176,632
Unilever PLC ADR	225,000	10,253,250
Walmart Inc.	81,000	12,062,520
12.1% - Total For Consumer Staples		$71,592,878

Chevron Corp.	55,890	9,100,569
Williams Companies Inc.	425,000	14,199,250
3.9% - Total For Energy		$23,299,819

Axis Capital Holdings Ltd.	234,250	14,165,096
First Horizon National Bank	504,681	11,854,957
M&T Bank Corp.	70,500	11,949,750
Marsh & McLennan Companies Inc.	71,800	12,236,156
Nasdaq Inc.	66,800	11,903,760
Willis Towers Watson PLC	47,200	11,149,584
12.3% - Total For Financial Services		$73,259,303

Abbott Laboratories	97,435	11,532,407
Danaher Corp.	37,043	10,865,823
Medtronic PLC	107,000	11,871,650
UnitedHealth Group Inc.	23,300	11,882,301
Zimmer Biomet Holdings	99,600	12,738,840
Zimvie Inc.	9,960	227,486
Zoetis Inc.	57,276	10,801,681
11.8% - Total For Health Care		$69,920,188

Amphenol Corp - Class A	150,800	11,362,780
Honeywell International Inc.	49,000	9,534,420
Hubbell Inc.	62,300	11,448,871
Illinois Tool Works Inc.	52,000	10,888,800
Nordson Corp.	53,700	12,194,196
nVent Electric PLC	323,300	11,244,374
Waste Management Inc.	68,600	10,873,100
13.0% - Total For Industrials		$77,546,541

Carlisle Cos Inc.	24,340	5,985,693
PPG Industries, Inc.	69,495	9,108,710
2.5% - Total For Materials		$15,094,403

The accompanying notes are an integral part of these financial statements.

EQUITY INCOME FUND	Portfolio of Investments as of March 31, 2022 - unaudited

		Shares	Fair Value
Accenture PLC - Class A		34,420	11,607,457
Adobe Inc.*		34,080	15,527,530
Analog Devices, Inc.		108,000	17,839,440
Apple Inc.		73,760	12,879,233
Fidelity National Information Services Inc.		115,600	11,608,552
Mastercard Inc.- Class A		32,350	11,561,243
Microsoft Corp.		58,360	17,992,972
S&P Global Inc		30,140	12,362,825
VISA Inc. - Class A		85,700	19,005,689
21.9% - Total For Technology			$130,384,941

American Tower Corp.		61,857	15,539,716
2.6% - Total For Real Estate			$15,539,716

Alliant Energy Corp.		186,300	11,640,024
American Electric Power		121,000	12,072,170
4.0% - Total For Utilities			$23,712,194

Total Common Stocks	97.1%		$577,566,122
(Identified Cost $415,117,746)

Cash Equivalents

First American Government Obligation Fund, Class Z**		16,984,013	16,984,013
Total Cash Equivalents	2.9%		$16,984,013
(Identified Cost $16,984,013)

Total Portfolio Value	100.0%		$594,550,135
(Identified Cost $432,101,759)

Assets in Excess of Other Liabilities 0.0%			$147,905

Total Net Assets 100.0%			$594,698,040

* Non-income producing security.

** Variable Rate Security; as of March 31, 2022, the 7 day annualized yield was 0.15%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of March 31, 2022 - unaudited

	Shares	Fair Value
Common Stocks
New York Times Co - Class A	34,700	$1,590,648
1.3% - Total For Communications		$1,590,648

BorgWarner Inc.	19,600	762,440
Burlington Stores Inc.*	3,000	546,510
Floor & Decor Holdings Inc.	13,600	1,101,600
Hibbett Sports Inc.	19,400	860,196
Kimball International Inc. - Class B	92,100	778,245
Lithia Motors Inc. - Class A	5,500	1,650,660
LKQ Corp.	22,300	1,012,643
Rocky Brands Inc.	22,800	948,252
Sleep Number Corp.*	17,700	897,567
Steven Madden LTD	20,500	792,120
Williams-Sonoma Inc.	10,900	1,580,500
9.1% - Total For Consumer Discretionary		$10,930,733

BJs Wholesale Club Holdings Inc.*	28,700	1,940,407
Reynolds Consumer Product Inc.	26,800	786,312
2.3% - Total For Consumer Staples		$2,726,719

World Fuel Services Corp.	48,500	1,311,440
1.1% - Total For Energy		$1,311,440

American Financial Group Inc.	15,000	2,184,300
Arrow Financial Corp.	52,406	1,699,002
Axis Capital Holdings Ltd.	38,100	2,303,907
Diamond Hill Investment Group Inc.	4,900	917,770
Everest Re Group Ltd.	8,300	2,501,454
Farmers National Banc Corp.	130,400	2,224,624
First Horizon National Bank Corp.	115,724	2,718,357
SEI Investments Co.	35,100	2,113,371
Signature Bank	3,000	880,470
Wintrust Financial Corp.	26,300	2,444,059
16.6% - Total For Financial Services		$19,987,314

Catalent Inc.*	9,000	998,100
Charles River Laboratories International Inc.*	5,500	1,561,835
Chemed Corp.	3,400	1,722,270
Collegium Pharmaceutical Inc.*	81,400	1,657,304
Globus Medical Inc. - Class A*	21,000	1,549,380
LeMaitre Vascular Inc.	28,100	1,305,807
Repligen Corp.	7,800	1,467,102
Universal Health Services Inc. - Class B	10,200	1,478,490
US Physical Therapy Inc.	15,600	1,551,420
11.0% - Total For Health Care		$13,291,708

AMN Healthcare Services Inc.*	20,000	2,086,600
Applied Industrial Technologies Inc.	23,700	2,433,042
Comfort Systems USA Inc.	20,800	1,851,408
Donaldson Company Inc.	22,400	1,163,232
Gorman-Rupp Co.	50,500	1,811,940
Hubbell Inc.	7,800	1,433,406
IDEX Corp.	6,900	1,322,937

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of March 31, 2022 - unaudited

		Shares	Fair Value
Littelfuse Inc.		6,900	1,720,929
Nordson Corp.		7,800	1,771,224
nVent Electric PLC		63,500	2,208,530
Regal Rexnord Corp.		12,000	1,785,360
Siteone Landscape Supply		6,500	1,050,985
A.O. Smith Corp.		24,200	1,546,138
Watsco Inc.		5,200	1,584,128
Watts Water Tech Inc. - Class A		9,900	1,381,941
20.9% - Total For Industrials			$25,151,800

Avery Dennison Corp.		9,700	1,687,509
Avient Corp.		36,000	1,728,000
Carlisle Companies Inc.		6,400	1,573,888
H.B. Fuller Co.		26,800	1,770,676
RPM International Inc.		15,600	1,270,464
Sonoco Products Co.		32,000	2,001,920
8.3% - Total For Materials			$10,032,457

Amdocs Ltd.		9,900	813,879
Black Knight Inc.*		18,800	1,090,212
Blackbaud Inc.*		23,800	1,424,906
CACI International Inc.*		5,300	1,596,678
Fair Isaac Corp.*		4,100	1,912,486
Globant S.A*		4,800	1,257,936
ICF International Inc.		12,000	1,129,680
Jack Henry & Assoc. Inc.		6,400	1,261,120
Lumentum Holdings Inc.*		14,700	1,434,720
Maximus Inc.		22,800	1,708,860
On Semiconductor Corp.*		27,400	1,715,514
Paylocity Holding Corp.*		8,900	1,831,353
PTC Inc.*		13,200	1,421,904
Tyler Technologies Inc.*		1,700	756,313
Wex Inc.*		4,900	874,405
16.8% - Total For Technology			$20,229,966

Camden Property Trust		6,400	1,063,680
Equity Lifestyle Properties Inc.		18,800	1,437,824
First Industrial Realty Trust Inc.		30,900	1,913,019
National Retail Properties Inc.		34,400	1,545,936
Stag Industrial Inc.		37,400	1,546,490
6.2% - Total For Real Estate			$7,506,949

Atmos Energy Corp.		14,500	1,732,605
Portland General Electric Co.		22,100	1,218,815
Unitil Corp.		28,900	1,441,532
3.6% - Total For Utilities			$4,392,952

Total Common Stocks	97.2%		$117,152,686
(Identified Cost $94,414,358)

Cash Equivalents

First American Government Obligation Fund, Class Z**		3,368,310	3,368,310
Total Cash Equivalents	2.8%		$3,368,310
(Identified Cost $3,368,310)

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of March 31, 2022 - unaudited

		Shares	Fair Value
Total Portfolio Value	100.0%		$120,520,996
(Identified Cost $97,782,668)

Other Assets in Excess of Liabilities 0.0%			$8,384

Total Net Assets 100.0%			$120,529,380

*  Non-income producing security.

** Variable Rate Security; as of March 31, 2022, the 7 day annualized yield was 0.15%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of March 31, 2022 - unaudited

		Shares	Fair Value
Preferred Stocks
Itau Unibanco Holding SA ADR		11,550	$65,951
0.3% - Total For Financial Services			65,951

Total Preferred Stocks	0.3%		$65,951
(Identified Cost $63,654)

Common Stocks
Baidu, Inc. ADR*		1,200	158,760
Deutsche Telekom AG ADR		7,100	132,202
KDDI Corp. ADR		22,600	369,058
Orange ADR		7,500	88,650
PLDT Inc. ADR		3,600	126,504
Publicis Groupe SA ADR		23,100	352,275
RTL Group SA ADR		15,000	84,115
SK Telecom Co. Ltd. ADR		2,065	52,926
Telenor ASA ADR		9,600	139,583
Tencent Holdings Ltd. ADR		6,800	315,656
WPP PLC ADR		1,800	117,828
8.4% - Total For Communications			$1,937,557

Adidas AG ADR		600	70,092
Alibaba Group Holdings ADR*		1,600	174,080
Bridgestone ADR		8,200	158,588
Bunzl PLC ADR		7,700	300,962
CIE Financiere Richemont AG ADR		22,000	277,420
Daimler AG ADR		2,200	154,220
Daimler Truck AG ADR*		2,200	31,020
Honda Motor Co. Ltd. ADR		5,500	155,430
JD.com Inc. ADR*		1,700	98,379
Magna International Inc.		6,000	385,860
Toyota Motor Corp. ADR		1,100	198,275
8.7% - Total For Consumer Discretionary			$2,004,326

CK Hutchison Holdings LTD ADR		16,500	119,955
Danone ADR		6,184	68,271
Itochu Corp. ADR		3,700	250,490
L'Oreal ADR		2,800	224,392
Nestle SA ADR		2,800	364,280
Reckitt Benckiser Group PLC ADR		5,900	91,096
Shoprite Holdings Ltd. ADR		32,100	521,464
Unilever PLC ADR		6,600	300,762
Wal-Mart De Mexico SAB de CV ADR		12,300	504,669
10.7% - Total For Consumer Staples			$2,445,379

BP PLC ADR		2,298	67,561
Equinor ASA ADR		4,000	150,040
Shell PLC F Shares ADR		2,600	142,818
Gazprom		14,000	140
TotalEnergies SE ADR		2,352	118,870
Technip FMC PLC ADR*		12,200	94,550
Woodside Petroleum ADR		6,100	146,156
3.1% - Total For Energy			$720,135

Admiral Group PLC ADR		8,200	275,930

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of March 31, 2022 - unaudited

	Shares	Fair Value
Allianz SE ADR	10,700	254,446
Banco Bradesco ADR	19,708	91,445
Banco Santander SA ADR	37,155	125,584
Bank of Montreal	1,240	146,283
Barclays PLC ADR	15,000	118,500
BNP Paribas ADR	4,000	114,040
China Construction Bank ADR	23,000	341,550
Deutsche Boerse AG ADR	7,000	125,300
Industrial and Commercial Bank Of China Ltd. ADR	33,800	414,050
KB Financial Group Inc. ADR	2,400	117,192
Legal and General Group PLC ADR	5,000	90,600
Manulife Financial Corp.	7,720	164,822
Mitsubishi UFJ Financial Group Inc. ADR	40,000	247,600
National Australia Bank ADR	8,700	104,313
Orix Corp. ADR	2,450	244,633
Royal Bank of Canada	1,900	209,513
Sumitomo Mitsui Financial Group Inc. ADR	67,600	423,852
Tokio Marine Holdings Inc. ADR	8,400	488,628
Toronto Dominion Bank	2,700	214,434
United Overseas Bank Ltd. ADR	4,100	191,183
Zurich Insurance Group Ltd. ADR	3,240	159,473
20.4% - Total For Financial Services		$4,663,371

Alcon Inc.	3,796	301,137
Astellas Pharma Inc. ADR	17,600	274,208
Bayer AG ADR	10,700	183,184
Dr. Reddy's Laboratories Ltd. ADR	3,340	186,138
Novartis AG ADR	2,480	217,620
Novo Nordisk AS ADR	4,400	488,620
Roche Holdings Ltd. ADR	10,500	518,805
Takeda Pharmaceutical Co. ADR	9,340	133,749
Taro Pharmaceuticals Ltd.*	1,400	60,564
10.3% - Total For Health Care		$2,364,025

ABB Ltd. ADR	2,900	93,786
Atlas Copco AB ADR	5,400	280,260
BAE Systems PLC ADR	3,800	143,146
Canadian National Railway Co.	1,400	187,796
Compass Group PLC ADR	6,500	141,693
Schneider Electric SE ADR	13,900	469,542
Sensata Technologies Holding NV*	2,200	111,870
Siemens AG ADR	1,800	124,452
6.8% - Total For Industrials		$1,552,545

Air Liquide SA ADR	4,569	159,732
BASF SE ADR	7,400	105,080
BHP Billiton Ltd. ADR	4,150	320,588
Cemex ADR*	15,000	79,350
CIA Siderurcgica NACL ADR	29,100	157,722
Newcrest Mining Ltd. ADR	10,900	220,507
Nitto Denko Corp. ADR	6,900	246,813
Posco ADR	4,200	248,934
Rio Tinto PLC ADR	1,570	126,228
Vale SA ADR	5,400	107,946
7.7% - Total For Materials		$1,772,900

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of March 31, 2022 - unaudited

		Shares	Fair Value
Cap Gemini SA ADR		4,000	177,760
ASML Holdings		360	240,455
CGI Group Inc.*		5,100	407,133
Infosys Ltd. ADR		20,100	500,289
Lenovo Group Ltd. ADR		20,000	427,360
Open Text Corp.		9,000	381,600
Relx PLC ADR		4,200	130,620
SAP SE ADR		2,200	244,112
Sony Group Corp. ADR		3,800	390,298
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		3,600	375,336
United Microelectronics ADR		38,800	353,856
15.8% - Total For Technology			$3,628,819

Sun Hung Kai Properties Ltd. ADR		27,600	330,096
1.4% - Total For Real Estate			$330,096

Enel SpA ADR		21,100	140,315
Enersis SA ADR		41,800	249,546
Iberdrola SA ADR		5,000	218,300
National Grid PLC ADR		1,629	125,221
SSE PLC ADR		4,000	92,240
3.6% - Total For Utilities			$825,622

Total Common Stocks	96.9%		$22,244,775
(Identified Cost $16,279,605)

Cash Equivalents
First American Government Obligation Fund, Class Z**		527,896	527,896
Total Cash Equivalents	2.3%		$527,896
(Identified Cost $527,896)

Total Portfolio Value	99.5%		$22,838,622
(Identified Cost $16,871,155)

Other Assets in Excess of Liabilities 0.2%			$115,695

Total Net Assets 100.0%			$22,954,317

* Non-income producing security.

** Variable Rate Security; as of March 31, 2022, the 7 day annualized yield was 0.15%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2022 - unaudited

Fixed Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value
Corporate Bonds:
American Express Co.	1.650%	11/04/2026	2,870,000	$2,705,876
American Express Co.	2.550%	03/04/2027	2,011,000	1,954,423
American Express Co.	3.000%	10/30/2024	7,700,000	7,734,727
AON PLC	3.500%	06/14/2024	3,320,000	3,350,943
AON PLC	3.750%	05/02/2029	7,846,000	8,022,143
AON PLC	4.000%	11/27/2023	4,330,000	4,406,381
Bank of America Corp.	3.248%	10/21/2027	20,000,000	19,944,820
Essex Portfolio LP	3.625%	05/01/2027	2,298,000	2,332,332
Fifth Third Bancorp	4.300%	01/16/2024	15,815,000	16,175,898
Huntington Bancshares	2.550%	02/04/2030	5,628,000	5,310,716
Huntington Bancshares	2.625%	08/06/2024	11,530,000	11,441,081
JP Morgan Chase & Co.	4.493%	03/24/2031	20,555,000	21,816,049
Keycorp	2.550%	10/01/2029	6,430,000	6,069,837
Keycorp	4.100%	04/30/2028	8,300,000	8,556,055
Marsh & McLennan Co. Inc.	4.375%	03/15/2029	14,237,000	15,058,617
Morgan Stanley	3.700%	10/23/2024	7,154,000	7,281,627
Morgan Stanley	4.000%	07/23/2025	4,500,000	4,611,105
PNC Financial Services	3.450%	04/23/2029	8,500,000	8,655,210
PNC Financial Services	3.900%	04/29/2024	9,991,000	10,193,817
Suntrust Banks Inc.	4.000%	05/01/2025	8,000,000	8,216,720
Truist Bank	2.250%	03/11/2030	13,716,000	12,547,850
US Bancorp	3.000%	07/30/2029	19,180,000	18,787,827
Wells Fargo & Co.	4.100%	06/03/2026	9,500,000	9,744,340
Wells Fargo & Co.	4.300%	07/22/2027	9,600,000	9,974,976
23.2% - Total For Corporate Bonds: Bank and Finance				$224,893,370

Becton Dickinson & Co.	3.700%	06/06/2027	9,500,000	9,642,120
Becton Dickinson & Co.	3.700%	05/20/2030	1,000,000	951,122
CVS Health Corp.	3.750%	04/01/2030	4,000,000	4,069,320
CVS Health Corp.	4.300%	03/25/2028	10,898,000	11,424,373
Dover Corp.	2.950%	11/04/2029	8,323,000	8,099,053
Dover Corp.	3.150%	11/15/2025	2,802,000	2,795,121
Emerson Electric Co.	1.800%	10/15/2027	12,690,000	11,896,951
Emerson Electric Co.	1.950%	10/15/2030	1,000,000	908,594
Emerson Electric Co.	2.200%	12/21/2031	6,000,000	5,536,080
Enterprise Products	4.150%	10/16/2028	11,617,000	12,106,424
Home Depot Inc.	2.500%	04/15/2027	3,606,000	3,540,468
Home Depot Inc.	3.250%	04/15/2032	10,570,000	10,571,057
Johnson Controls International PLC	3.900%	02/14/2026	6,430,000	6,583,356
Kroger Co.	2.200%	05/01/2030	1,000,000	914,925
Kroger Co.	3.500%	02/01/2026	9,850,000	9,957,365
Kroger Co.	4.000%	02/01/2024	595,000	606,311
Lowes Cos. Inc.	4.500%	04/15/2030	15,817,000	16,908,373
McDonald's Corp.	2.125%	03/01/2030	4,500,000	4,120,155
McDonald's Corp.	3.600%	07/01/2030	11,000,000	11,191,730
Nike Inc.	3.250%	03/27/2040	7,830,000	7,611,371
Roper Technologies Inc.	2.950%	09/15/2029	11,360,000	10,954,687
Starbucks Corp.	2.250%	03/12/2030	2,621,000	2,398,904
Starbucks Corp.	3.550%	08/15/2029	15,000,000	15,105,450
Verizon Communication Inc.	4.016%	12/03/2029	18,390,000	19,102,980
Xylem Inc.	1.950%	01/30/2028	1,535,000	1,423,742
Walt Disney Co.	3.800%	03/22/2030	17,000,000	17,704,820
21.3% - Total For Corporate Bonds: Industrial				$206,124,852

Berkshire Hathaway Energy Co.	3.250%	04/15/2028	2,000,000	1,998,756
Berkshire Hathaway Energy Co.	3.500%	02/01/2025	1,500,000	1,518,780
Berkshire Hathaway Energy Co.	3.700%	07/15/2030	2,000,000	2,057,420
Berkshire Hathaway Energy Co.	3.750%	11/15/2023	6,574,000	6,697,460
Duke Energy Corp.	2.450%	06/01/2030	11,000,000	10,118,119
Duke Energy Corp.	2.650%	09/01/2026	6,000,000	5,849,676
Eversource Energy	1.650%	08/15/2030	232,000	199,835
Eversource Energy	3.300%	01/15/2028	6,440,000	6,339,922

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2022 - unaudited

Eversource Energy	4.250%	04/01/2029	11,229,000	11,667,043
Georgia Power Co.	2.200%	09/15/2024	260,000	255,391
Georgia Power Co.	2.650%	09/15/2029	17,141,000	16,194,645
Interstate Power & Light Co.	2.300%	06/01/2030	2,920,000	2,669,814
Interstate Power & Light Co.	3.400%	08/15/2025	1,000,000	1,001,200
Interstate Power & Light Co.	4.100%	09/26/2028	14,880,000	15,333,691
National Rural Utility Cooperative Finance Corp.	2.400%	03/15/2030	15,950,000	14,916,647
National Rural Utility Cooperative Finance Corp.	3.400%	02/07/2028	335,000	334,630
Virginia Electric & Power Co.	2.750%	03/15/2023	2,018,000	2,025,204
Virginia Electric & Power Co.	2.950%	11/15/2026	2,550,000	2,522,057
Virginia Electric & Power Co.	3.450%	02/15/2024	3,590,000	3,625,828
Virginia Electric & Power Co.	3.500%	03/15/2027	2,845,000	2,886,537
Xcel Energy Inc.	3.300%	06/01/2025	1,201,000	1,203,390
Xcel Energy Inc.	3.400%	06/01/2030	3,750,000	3,745,980
Xcel Energy Inc.	4.000%	06/15/2028	15,182,000	15,460,438
13.3% - Total For Corporate Bonds: Utilities				$128,622,463

57.8% Total Corporate Bonds				$559,640,685

United States Government Treasury Obligations
Treasury Note	1.500%	02/15/2030	39,000,000	36,562,500
Treasury Note	1.750%	11/15/2026	8,500,000	8,132,111
Treasury Bond	2.000%	02/15/2050	42,625,000	38,349,201
Treasury Note	2.000%	08/15/2051	11,000,000	9,915,466
Treasury Bond	2.500%	02/15/2045	20,500,000	19,968,291
Treasury Bond	2.500%	05/15/2046	23,500,000	23,022,668
Treasury Note	2.750%	08/15/2047	32,000,000	33,150,080
Treasury Note	3.125%	11/15/2028	20,500,000	21,339,270
19.7% - Total For United States Government Treasury Obligations				$190,439,587

United States Government Agency Obligations
FHLB	3.250%	11/16/2028	9,250,000	9,674,112
1.0% - Total For United States Government Agency Obligations				$9,674,112

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid ARM (12 month ICE LIBOR + 1.860%)*	3.276%	04/01/2042	266,044	273,445
FHLMC Pool 780439 (1 year US T-Note Yield Curve + 2.223%)*	2.342%	04/01/2033	19,956	20,697
FHLMC Pool A89335	5.000%	10/01/2039	73,928	79,783
FHLMC Pool C01005	8.000%	06/01/2030	656	749
FHLMC Pool G06616	4.500%	12/01/2035	246,229	263,800
FHLMC Pool G08068	5.500%	07/01/2035	540,888	590,277
FHLMC Pool G15897	2.500%	09/01/2031	1,142,202	1,140,015
FHLMC Pool G18642	3.500%	04/01/2032	2,032,795	2,086,135
FHLMC Pool G18667	3.500%	10/01/2032	1,012,678	1,039,250
FHLMC Pool G30933	4.000%	01/01/2036	8,424,059	8,757,736
FHLMC Pool G31087	4.000%	07/01/2038	1,512,453	1,569,714
FHLMC Pool SC0047	3.000%	01/01/2040	15,245,385	15,194,023
FHLMC Pool ZA3721	3.000%	06/01/2029	6,199,694	6,270,309
FHLMC Series 2877 Class AL	5.000%	10/15/2024	40,703	41,519
FHLMC Series 2985 Class GE	5.500%	06/15/2025	39,372	40,846
FHLMC Series 3109 Class ZN	5.500%	02/15/2036	791,045	849,741
FHLMC Series 3592 Class BZ	5.000%	10/15/2039	507,363	539,986
FHLMC Series 3946 Class LN	3.500%	04/15/2041	159,312	161,099
FHLMC Series 4105 Class PJ	3.500%	06/15/2041	512,254	520,486
FHLMC Series 4180 Class ME	2.500%	10/15/2042	1,121,088	1,115,421
FHLMC Series 4287 Class AB	2.000%	12/15/2026	602,618	591,745
FHLMC Series 4517 Class PC	2.500%	05/15/2044	914,786	907,144
FHLMC Series 4567 Class LA	3.000%	08/15/2045	155,836	156,160
FHLMC Series 4582 Class PA	3.000%	11/15/2045	1,381,565	1,383,319
FHLMC Series 4689 Class DA	3.000%	07/15/2044	473,521	474,354
FHLMC Series 4709 Class EA	3.000%	01/15/2046	525,139	526,993
FHLMC Series 4768 Class GA	3.500%	09/15/2045	3,002,730	3,044,528
FHLMC Series 4831 Class BA	3.500%	10/15/2044	1,019,812	1,031,183
FHLMC Series 4906 Class DE	2.500%	09/25/2049	4,640,662	4,556,685
FNMA Pool 725027	5.000%	11/01/2033	175,418	187,497

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2022 - unaudited

FNMA Pool 725704	6.000%	08/01/2034	69,572	76,774
FNMA Pool 888223	5.500%	01/01/2036	238,585	258,989
FNMA Pool 995112	5.500%	07/01/2036	169,188	184,125
FNMA Pool AA4392	4.000%	04/01/2039	418,037	435,733
FNMA Pool AL6923	3.000%	05/01/2030	4,390,180	4,440,184
FNMA Pool AL9309	3.500%	10/01/2031	666,022	683,545
FNMA Pool AL9623	4.000%	12/01/2036	1,942,816	2,032,360
FNMA Pool AN8842	3.320%	04/01/2028	6,000,000	6,069,780
FNMA Pool AN9848	3.740%	07/01/2028	6,438,000	6,472,057
FNMA Pool AS5794	3.000%	09/01/2030	1,266,591	1,281,968
FNMA Pool AS6548	2.500%	01/01/2031	3,003,652	2,997,281
FNMA Pool AU7025	3.000%	11/01/2043	11,668,200	11,638,038
FNMA Pool BD2396	2.500%	12/01/2031	6,590,825	6,573,866
FNMA Pool BL0752	3.650%	01/01/2029	5,000,000	5,194,400
FNMA Pool BL2935	3.150%	06/01/2029	5,000,000	5,079,800
FNMA Pool BM5003	4.000%	11/01/2042	1,504,022	1,563,401
FNMA Pool FM9469	4.000%	08/01/2039	4,339,633	4,506,362
FNMA Pool BM1971	3.500%	12/01/2035	1,613,750	1,652,190
FNMA Pool MA0384	5.000%	04/01/2030	398,489	421,701
FNMA Pool MA2773	3.000%	09/01/2036	3,829,022	3,832,353
FNMA Pool MA3186	4.000%	10/01/2037	6,866,724	7,085,430
FNMA Pool MA3337	4.000%	04/01/2038	1,927,960	1,985,433
FNMA Series 2003-79 Class NJ	5.000%	08/25/2023	67,116	68,144
FNMA Series 2013-6 Class BC	1.500%	12/25/2042	355,017	349,515
FNMA Series 2013-75 Class EG	3.000%	02/25/2043	312,543	313,303
FNMA Series 2014-04 Class PC	3.000%	02/25/2044	1,338,374	1,333,554
FNMA Series 2014-28 Class PA	3.500%	02/25/2043	140,140	141,529
FNMA Series 2015-72 Class GB	2.500%	12/25/2042	1,672,260	1,654,825
FNMA Series 2016-2 Class PB	2.000%	02/25/2046	283,512	274,743
FNMA Series 2016-39 Class LA	2.500%	03/25/2045	640,478	634,652
FNMA Series 2016-40 Class PA	3.000%	07/25/2045	131,627	131,639
FNMA Series 2016-49 Class PA	3.000%	09/25/2045	1,098,294	1,101,204
FNMA Series 2016-64 Class PG	3.000%	05/25/2045	2,585,754	2,608,716
FNMA Series 2016-79 Class L	2.500%	10/25/2044	726,433	718,202
FNMA Series 2017-30 Class G	3.000%	07/25/2040	286,927	287,768
FNMA Series 2018-25 Class P	3.500%	03/25/2046	2,739,288	2,777,967
FNMA Series 2018-67 Class BA	4.500%	03/25/2046	2,433,685	2,506,039
FNMA Series 2020-95 Class GA	1.000%	01/01/2051	3,013,867	2,647,857
GNMA GNR 21-175	2.000%	10/20/2051	19,243,540	18,362,725
GNMA II Pool 2658	6.500%	10/20/2028	7,859	8,421
GNMA II Pool 2945	7.500%	07/20/2030	1,023	1,137
GNMA II Pool 4187	5.500%	07/20/2038	7,788	8,545
GNMA II Pool 4847	4.000%	11/20/2025	76,533	77,092
GNMA Pool 780400	7.000%	12/15/2025	793	829
GNMA Pool 780420	7.500%	08/15/2026	487	514
16.9% - Total For Government Agency Obligations - Mortgage Backed Securities				$163,889,329

Taxable Municipal Bonds
Cincinnati Children's Hospital Medical Center	2.853%	11/15/2026	1,085,000	1,077,893
Kansas Development Finance Authority Revenue	3.941%	04/15/2026	8,000,000	8,234,960
Hamilton County Ohio	3.374%	06/01/2034	5,000,000	4,743,295
Kentucky Property and Buildings Commission Revenue	6.164%	08/01/2023	536,000	553,329
Pennsylvania State University	1.893%	09/01/2026	4,635,000	4,438,495
University of Cincinnati Ohio General Receipts Revenue	2.162%	06/01/2025	2,185,000	2,133,869
University of Washington Revenue	5.400%	06/01/2036	3,000,000	3,690,480
2.5% - Total For Taxable Municipal Bonds				$24,872,321

Total Fixed Income Securities - Bonds	97.9%			$948,516,034
(Identified Cost $988,121,467)

Preferred Stocks
Allstate Corp.	5.100%	01/15/2053	264,996	6,736,198
Total Preferred Stocks	0.7%			$6,736,198
(Identified Cost $6,491,218)

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2022 - unaudited

		Shares
Cash Equivalents
First American Government Obligation Fund, Class Z**		7,906,270	7,906,270
Total Cash Equivalents	0.8%		$7,906,270
(Identified Cost $7,906,270)

Total Portfolio Value	99.4%		$963,158,502
(Identified Cost $1,002,518,955)

Other Assets in Excess of Liabilities	0.6%		$5,687,640

Total Net Assets	100%		$968,846,142

* Variable Rate Security; the rate shown is as of March  31, 2022.

** Variable Rate Security; as of March 31, 2022, the 7 day annualized yield was 0.15%.

ARM - Adjustable Rate Mortgage

FHLB - Federal Home Loan Banks

FHLMC - Federal Home Loan Mortgage Corp.

FNMA -  Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2022 - unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value
Akron Ohio GO Limited	4.000%	12/01/2025	650,000	$694,870
Abilene Texas GO Limited	5.000%	02/15/2029	730,000	851,173
Akron Ohio GO Limited	4.000%	12/01/2026	395,000	428,279
Akron Ohio GO Limited	5.000%	12/01/2024	400,000	431,440
Austin Texas GO Limited	5.000%	09/01/2029	1,000,000	1,119,950
Brecksville Ohio GO Limited	4.000%	12/01/2051	1,885,000	2,020,626
Cincinnati Ohio GO Unlimited	4.000%	12/01/2030	685,000	752,637
Cincinnati Ohio GO Unlimited	4.000%	12/01/2032	1,000,000	1,092,080
Columbus Ohio GO Unlimited	4.000%	04/01/2031	1,000,000	1,083,150
Columbus Ohio GO	5.000%	04/01/2032	600,000	698,238
Columbus Ohio GO Unlimited	5.000%	04/01/2034	1,400,000	1,634,780
Dublin Ohio GO Limited	4.000%	12/01/2028	500,000	532,980
Elyria Ohio GO Limited	0.750%	06/29/2022	1,855,000	1,853,655
Fort Worth Texas GO	5.000%	03/01/2028	1,000,000	1,152,320
Haltom City Texas GO Limited	4.000%	08/01/2025	675,000	714,778
Hurst Texas GO Limited	4.000%	08/15/2031	335,000	354,145
Lakewood Ohio GO Limited	4.000%	12/01/2028	840,000	920,321
Lakewood Ohio GO Limited	4.000%	12/01/2029	300,000	328,386
Lakewood Ohio GO Limited	5.000%	12/01/2036	500,000	566,505
Newport Kentucky GO Unlimited	3.000%	05/01/2023	205,000	207,478
Parma Ohio GO Limited	4.000%	12/01/2025	500,000	530,475
Reynoldsburg Ohio GO Limited	4.000%	12/01/2030	1,000,000	1,097,370
Reynoldsburg Ohio GO Limited	4.000%	12/01/2031	595,000	650,609
Strongsville Ohio GO Limited	4.000%	12/01/2030	350,000	367,444
8.0% - Total For General Obligation - City				$20,083,689

Ashtabula County Ohio GO Limited*	4.000%	12/01/2027	500,000	502,515
Bexar County Texas GO Limited	4.000%	06/15/2037	1,360,000	1,469,548
Butler County Ohio GO Limited	5.000%	12/01/2024	160,000	171,141
Butler County Ohio GO Limited	5.250%	12/01/2026	1,000,000	1,089,620
Clark County Ohio GO Limited	5.000%	12/01/2026	340,000	383,336
Clark County Ohio GO Limited	5.000%	12/01/2028	325,000	381,053
Hamilton County Ohio GO Limited	5.000%	12/01/2028	500,000	576,805
Knox County Ohio GO Limited	4.000%	12/01/2025	460,000	487,894
Licking County Ohio GO Limited*	3.000%	12/01/2024	240,000	244,879
Licking County Ohio GO Limited	3.000%	12/01/2024	315,000	321,067
Lorain County Ohio GO Limited	4.000%	12/01/2025	795,000	822,833
Lorain County Ohio GO Unlimited	4.000%	12/01/2030	450,000	472,154
Lucas County Ohio GO Limited	4.000%	10/01/2028	1,000,000	1,064,370
Lucas County Ohio GO Limited	4.000%	10/01/2029	605,000	643,042
Rowan County Kentucky GO Unlimited (AGM Insured)	4.000%	06/01/2024	390,000	405,658
Summit County Ohio GO Limited	4.000%	12/01/2031	500,000	523,975
3.8% - Total For General Obligation - County				$9,559,890

Ohio GO Limited	3.000%	09/01/2026	1,385,000	1,412,714
Ohio GO Limited	4.000%	03/01/2026	1,060,000	1,102,029
Ohio GO Unlimited	3.000%	03/01/2027	555,000	561,238
Ohio GO Unlimited	5.000%	05/01/2029	1,300,000	1,414,868
Ohio GO Unlimited	5.000%	09/15/2029	1,030,000	1,225,412
Ohio GO Unlimited	5.000%	06/15/2030	1,335,000	1,607,647
Ohio GO Unlimited	5.000%	05/01/2031	850,000	924,299
Ohio GO Unlimited	5.000%	06/15/2034	1,000,000	1,170,920
Ohio GO Unlimited	5.000%	06/15/2035	1,000,000	1,169,960
Ohio GO Unlimited	5.000%	06/15/2039	2,000,000	2,323,380
Pennsylvania GO Unlimited	4.000%	01/01/2030	645,000	694,652
Washington GO Unlimited	5.000%	08/01/2044	2,000,000	2,380,440
6.3% - Total For General Obligation - State				$15,987,559

Arizona Board of Regents Revenue Arizona State University	5.000%	08/01/2028	815,000	868,342
Arizona Board of Regents Revenue University of Arizona	5.000%	06/01/2029	125,000	132,938
Bowling Green State University Ohio Revenue	4.000%	06/01/2045	2,830,000	3,058,806
Bowling Green State University Ohio Revenue	5.000%	06/01/2024	405,000	434,529
Bowling Green State University Ohio Revenue	5.000%	06/01/2030	750,000	864,413
Bowling Green State University Ohio Revenue	5.000%	06/01/2031	500,000	575,740
Bowling Green State University Ohio Revenue	5.000%	06/01/2032	500,000	574,555
Bowling Green State University Ohio Revenue	5.000%	06/01/2037	1,000,000	1,189,860
Butler University Revenue	4.000%	02/01/2029	940,000	1,031,471
Butler University Revenue	5.000%	02/01/2032	1,065,000	1,276,168
Colorado Board of Governors University Enterprise System Revenue	5.000%	03/01/2027	225,000	251,602
Colorado Higher Education Lease Financing Program Certificate of Participation	5.000%	11/01/2025	290,000	316,932
Cuyahoga County Ohio Community College GO Unlimited	4.000%	12/01/2033	1,275,000	1,355,312
Cuyahoga County Ohio Community College GO Unlimited	5.000%	12/01/2027	400,000	446,452
Ohio Higher Education Facilities Revenue	5.000%	05/01/2032	630,000	731,814
Denison University Ohio Revenue	5.000%	11/01/2030	400,000	469,188
Denison University Ohio Revenue	5.000%	11/01/2033	325,000	377,478

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2022 - unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value
Kent State University Ohio General Receipt Revenue	4.000%	05/01/2022	255,000	255,576
Kent State University Ohio General Receipt Revenue	5.000%	05/01/2028	710,000	788,767
Kent State University Ohio Revenue	5.000%	05/01/2031	1,000,000	1,212,130
Kent State University Ohio Revenue	5.000%	05/01/2045	950,000	1,098,827
Lorain County Ohio Community College District General Receipts Revenue Bond	4.000%	12/01/2025	600,000	640,548
Miami University Ohio General Receipts Revenue	4.000%	09/01/2036	600,000	653,250
Miami University Ohio General Receipts Revenue	4.000%	09/01/2045	1,500,000	1,601,160
Miami University Ohio General Receipts Revenue	5.000%	09/01/2031	735,000	820,819
Miami University Ohio Revenue	4.000%	09/01/2027	300,000	302,502
Miami Valley Ohio Career Tech Center GO Unlimited	4.000%	12/01/2024	1,000,000	1,053,450
Morehead State University Kentucky General Receipts Revenue	3.000%	11/01/2025	300,000	306,102
Nothern Kentucky University General Receipts Revenue	4.000%	09/01/2026	715,000	768,418
Ohio Higher Education Facilities Revenue - University of Dayton	5.000%	12/01/2036	2,010,000	2,272,707
Ohio Higher Education Facilities Revenue - University of Dayton	5.000%	02/01/2035	1,350,000	1,568,214
Ohio Higher Education Facilities Revenue - University of Dayton	5.000%	02/01/2036	1,050,000	1,130,304
Ohio Higher Education Facilities Revenue - University of Dayton	4.000%	12/01/2033	620,000	664,541
Ohio Higher Education Facilities Revenue - Xavier University	4.500%	05/01/2036	1,000,000	1,063,280
Ohio State University General Receipts Revenue	4.000%	06/01/2030	200,000	214,938
South Dakota Board of Regents Housing and Auxiliary Facilities System Revenue	5.000%	04/01/2026	315,000	349,681
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2028	410,000	440,967
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2029	650,000	682,214
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2029	435,000	482,685
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2033	1,000,000	1,106,370
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2034	400,000	454,324
University of Akron Ohio General Receipts Revenue	4.000%	01/01/2027	2,050,000	2,207,727
University of Akron Revenue	5.000%	01/01/2024	535,000	563,494
University of Akron Revenue	5.000%	01/01/2024	75,000	78,871
University of Akron Ohio Revenue	5.000%	01/01/2027	350,000	388,755
University of Cincinnati General Receipts Revenue	4.000%	06/01/2036	250,000	257,320
University of Cincinnati General Receipts Revenue	5.000%	06/01/2036	1,250,000	1,456,462
University of Cincinnati General Receipts Revenue	5.000%	06/01/2039	1,250,000	1,337,112
University of Dayton Revenue	5.000%	12/01/2036	470,000	531,429
University of North Dakota Certificate of Participation	4.000%	06/01/2037	555,000	597,968
University of Toledo Revenue	5.000%	06/01/2024	500,000	528,870
University of Toledo Revenue	5.000%	06/01/2026	885,000	913,842
University of Toledo Revenue	5.000%	06/01/2034	1,000,000	1,116,740
University of Toledo Revenue	5.000%	06/01/2027	1,590,000	1,783,869
University of Toledo Revenue	5.000%	06/01/2031	500,000	598,325
18.4% - Total For Higher Education				$46,248,158

Butler County Ohio Cincinnati Childrens Hospital Medical Center Revenue	5.000%	05/15/2030	1,005,000	1,202,221
Franklin County Ohio Hospital Revenue Nationwide Childrens	4.000%	11/01/2036	800,000	852,384
Franklin County Ohio Hospital Revenue Nationwide Childrens	5.000%	11/01/2032	500,000	573,040
Franklin County Ohio Hospital Revenue Nationwide Childrens	5.000%	11/01/2048	3,100,000	4,071,230
Hamilton County Ohio Health Care Facilities Revenue - The Christ Hospital	4.125%	06/01/2030	500,000	501,790
Hamilton County Ohio Health Care Facilities Revenue - The Christ Hospital	5.250%	06/01/2025	1,000,000	1,005,940
Hamilton County Ohio Health Care Facilities Revenue - The Christ Hospital	5.250%	06/01/2027	1,000,000	1,005,370
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's Hospital	5.000%	05/15/2027	100,000	106,267
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's Hospital	5.000%	05/15/2028	1,715,000	1,821,913
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's Hospital	5.000%	11/15/2041	1,205,000	1,526,410
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's Hospital	5.000%	11/15/2049	1,300,000	1,676,129
5.7% - Total For Hospital/Health Bonds				$14,342,694

Columbus Ohio Metropolitan Library Special Obligation Revenue	4.000%	12/01/2030	755,000	846,521
Columbus Ohio Metropolitan Library Special Obligation Revenue	5.000%	12/01/2026	705,000	785,469
Columbus Ohio Metropolitan Library Special Obligation Revenue	5.000%	12/01/2027	500,000	566,725
Franklin County Ohio Convention Facilities Authority Revenue	5.000%	12/01/2028	450,000	523,670
Franklin County Ohio Convention Facilities Authority Revenue	5.000%	12/01/2029	375,000	443,179
Franklin County Ohio Convention Facilities Authority Revenue	5.000%	12/01/2030	600,000	708,420
Franklin County Ohio Convention Facilities Authority Revenue	5.000%	12/01/2032	505,000	591,092
Ohio Capital Facilities Lease Appropriation Revenue*	5.000%	04/01/2022	425,000	425,000
Ohio Facilities Construction Commission	5.000%	10/01/2027	505,000	578,462
Ohio Infrastructure Improvement	5.000%	03/01/2041	1,500,000	1,804,095
Ohio Parks and Recreation Capital Facilities Revenue	5.000%	02/01/2030	500,000	538,805
Ohio Parks and Recreation Capital Facilities Revenue	5.000%	12/01/2031	710,000	872,185
Ohio Parks and Recreation Capital Facilities Revenue	5.000%	12/01/2029	1,500,000	1,788,705
Ohio Parks and Recreation Capital Facilities Revenue	5.000%	12/01/2035	1,160,000	1,341,702
11.0% - Total For Revenue Bonds - Facility				$11,814,030

Anderson Indiana Sewage Works Revenue (AGM Insured)	4.000%	11/01/2026	300,000	320,748
Cincinnati Ohio Water System Revenue	4.000%	12/01/2030	1,000,000	1,084,500
Cleveland Ohio Water Revenue	5.000%	01/01/2033	500,000	582,265
Evansville Indiana Waterworks District Revenue (BAM Insured)	4.000%	01/01/2029	400,000	427,064
Hamilton Ohio Sewer System Revenue	5.000%	12/01/2030	1,000,000	1,180,450
Hamilton Ohio Wastewater System Revenue (BAM Insured)	5.000%	10/01/2027	930,000	1,051,374

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2022 - unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value
Ohio Water Development Authority Revenue Polution Control	5.000%	12/01/2031	1,130,000	1,283,183
Ohio Water Development Authority Revenue	5.250%	12/01/2034	2,000,000	2,482,680
Ohio Water Development Authority Revenue	5.000%	06/01/2046	3,500,000	4,171,755
Ohio Water Development Authority Revenue Polution Control	5.000%	06/01/2033	615,000	738,824
Ohio Water Development Authority Revenue Polution Control	5.000%	12/01/2040	1,000,000	1,198,760
Ohio Water Development Authority Revenue Polution Control	5.000%	12/01/2046	3,000,000	3,251,220
Owensboro Kentucky Water Revenue (BAM Insured)	5.000%	09/15/2025	485,000	530,052
Springboro Ohio Sewer System Revenue	4.000%	06/01/2022	245,000	246,154
St. Charles County Missouri Public Water Supply Dist. 2 Certificates of Participation	4.000%	12/01/2031	400,000	422,616
Toledo Ohio Water System Revenue	5.000%	11/15/2025	255,000	277,471
Toledo Ohio Waterworks Revenue	5.000%	11/15/2026	500,000	560,995
Wise County Virginia Soil & Wastewater	1.200%	11/01/2040	1,000,000	975,608
8.2% - Total For Revenue Bonds - Water & Sewer				$20,785,719

Akron Ohio Certificate of Participation	5.000%	12/01/2025	500,000	546,155
Akron Ohio Income Tax Revenue	4.000%	12/01/2031	870,000	952,885
Akron Ohio Income Tax Revenue Community Learning Centers	5.000%	12/01/2028	380,000	382,348
Akron Ohio Income Tax Revenue	5.000%	12/01/2027	510,000	581,961
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project)	4.750%	11/01/2030	500,000	547,810
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project)	5.000%	11/01/2032	525,000	579,401
Hamilton County Ohio Economic Development King Highland Community Urban Redevelopment Corp. Revenue	5.000%	06/01/2030	655,000	712,083
Linn County Iowa Certificates of Participation	2.000%	06/01/2023	455,000	456,024
Mobile Alabama Industrial Development Board Pollution Control Revenue	2.924%	07/15/2034	1,025,000	1,038,715
Monroe County Georgia Development Authority Pollution Control Revenue	0.233%	07/01/2049	1,000,000	919,163
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2026	500,000	557,995
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2027	1,060,000	1,182,674
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2028	570,000	635,613
Ohio Special Obligation Revenue	5.000%	12/01/2029	510,000	573,730
Ohio Special Obligation Revenue	5.000%	04/01/2033	1,570,000	1,853,762
Ohio Special Obligation Revenue	5.000%	04/01/2039	1,000,000	1,155,040
Ohio Special Obligation Revenue	5.000%	04/01/2029	665,000	721,459
St. Xavier High School Inc. Ohio Revenue	4.000%	04/01/2036	400,000	425,588
St. Xavier High School Inc. Ohio Revenue	4.000%	04/01/2037	575,000	609,718
St. Xavier High School Inc. Ohio Revenue	4.000%	04/01/2038	400,000	422,508
St. Xavier High School Inc. Ohio Revenue	4.000%	04/01/2039	400,000	421,176
Riversouth Ohio Authority Revenue	4.000%	12/01/2031	700,000	743,169
Summit County Ohio Development Finance Authority Akron Lease Revenue	4.000%	12/01/2027	220,000	232,305
Summit County Ohio Development Finance Authority Akron Lease Revenue	4.000%	12/01/2028	435,000	458,573
6.6% - Total For Other Revenue Bonds				$16,709,855

Aldine Texas ISD GO Unlimited	4.000%	02/15/2030	780,000	820,303
Arcanum-Butler Ohio LSD GO	4.000%	12/01/2029	675,000	706,280
Arcanum-Butler Ohio LSD GO	4.000%	12/01/2030	650,000	678,886
Ashland Ohio CSD GO Unlimited	4.000%	11/01/2028	505,000	556,000
Athens Ohio CSD GO Unlimited	4.000%	12/01/2033	750,000	810,968
Avon Lake Ohio SD GO Unlimited	4.000%	12/01/2025	1,000,000	1,063,650
Beachwood Ohio CSD Certificates of Participation	3.000%	12/01/2024	435,000	440,498
Bellbrook-Sugarcreek Ohio LSD GO Unlimited	4.000%	12/01/2031	325,000	343,109
Bellfontaine Ohio SCD GO Unlimited (National RE Insured)	5.500%	12/01/2026	615,000	685,282
Berea Ohio CSD GO Unlimited	4.000%	12/01/2031	500,000	533,245
Bexley Ohio CSD GO Unlimited	3.000%	12/01/2023	500,000	508,945
Big Walnut Ohio LSD GO Unlimited	4.000%	12/01/2033	500,000	538,495
Bloom-Carroll Ohio LSD GO Unlimited	4.000%	11/01/2030	290,000	320,015
Bloom-Carroll Ohio LSD GO Unlimited	4.000%	11/01/2031	150,000	164,900
Bloom-Carroll Ohio LSD GO Unlimited (SDCP)	4.000%	11/01/2029	325,000	357,474
Blue Mountain Pennsylvania SD GO Limited*	4.000%	08/01/2024	135,000	141,106
Blue Mountain Pennsylvania SD GO Limited	4.000%	08/01/2024	365,000	379,706
Boone County Kentucky SD Revenue	3.000%	03/01/2026	1,000,000	1,018,920
Breckinridge County Kentucky SD Finance Corp.	5.000%	04/01/2025	265,000	286,388
Brownsville Indianna CSC Revenue	5.000%	01/15/2027	535,000	598,911
Chillicothe Ohio SD GO Unlimited (AGM Insured)	4.000%	12/01/2029	400,000	418,808
China Spring ISD Texas GO Unlimited	4.000%	08/15/2027	890,000	941,211
Clark County Kentucky SD Finance Corp. Revenue Bond*	3.000%	08/01/2022	115,000	115,682
Cleveland Heights and University Heights Ohio CSD GO Unlimited	4.000%	12/01/2032	1,000,000	1,087,600
Colorado Building Excellent Schools Today Certificates of Participation	4.000%	03/15/2030	1,000,000	1,091,350
Columbus Ohio CSD GO Unlimited	4.000%	12/01/2029	400,000	426,704
Daviess County Kentucky SD GO Unlimited	5.000%	06/01/2027	1,825,000	2,054,257
Dayton Ohio SCD GO Unlimited (SDCP)	5.000%	11/01/2025	1,000,000	1,096,730
Dexter Michigan CSD GO Unlimited	4.000%	05/01/2031	670,000	725,007
Dublin Ohio CSD GO Unlimited	4.000%	12/01/2034	500,000	545,270
Elyria Ohio SCD GO Unlimited (SDCP)	4.000%	12/01/2030	1,000,000	1,070,780
Festus Missouri SD Certificates of Participation	4.000%	04/01/2026	875,000	928,856
Granville Ohio Exempted Village SD GO Unlimited	5.000%	12/01/2026	510,000	559,949
Greencastle Indiana School Corp Revenue	4.000%	07/15/2029	695,000	762,867
Green County Ohio Vocational SD GO Unlimited	4.000%	12/01/2035	1,000,000	1,071,300

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2022 - unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value
Hamilton Indiana Southeastern Schools Corp Revenue	4.000%	07/15/2025	510,000	538,254
Hamilton Ohio CSD GO Unlimited	4.000%	12/01/2025	500,000	530,320
Hardin County Kentucky SD Finance Corp. Revenue	5.000%	05/01/2024	500,000	529,610
Houston Texas ISD GO Limited	5.000%	02/15/2030	440,000	485,540
Huber Heights Ohio CSD GO Unlimited	4.000%	12/01/2025	775,000	809,867
Hudson Ohio CSD GO Unlimited	4.000%	12/01/2033	800,000	850,872
Huntington County Indiana Countryside School Building Corp. Revenue	4.000%	01/15/2028	1,000,000	1,087,450
Jackson Milton Ohio LSD Certificates of Participation (BAM Insured)	4.000%	06/01/2031	270,000	281,742
Jefferson County Kentucky SD Finance Corp.	5.000%	10/01/2026	530,000	592,720
Johnstown-Monroe Ohio LSD GO Unlimited	4.000%	12/01/2029	800,000	858,608
Kenton County Kentucky SD Finance Corp. Revenue	4.000%	02/01/2028	400,000	424,284
Kenton County Kentucky SD Finance Corp. Revenue	5.000%	02/01/2028	1,000,000	1,138,750
Kettering Ohio CSD GO Unlimited	4.000%	12/01/2030	400,000	425,676
Kettering Ohio CSD GO Unlimited	5.250%	12/01/2031	500,000	587,650
Lakota Ohio LSD GO	5.250%	12/01/2025	205,000	228,583
Lakota Ohio LSD GO	4.000%	01/15/2026	400,000	424,868
Lancaster Ohio CSD GO Limited (SDCP)*	4.000%	10/01/2027	1,000,000	1,050,430
Licking Heights Ohio LSD GO Unlimited	5.000%	10/01/2025	715,000	786,550
Licking Heights Ohio LSD GO Unlimited	5.000%	10/01/2027	500,000	573,515
Logan Hocking Ohio LSD Certificates of Participation	4.000%	12/01/2032	420,000	439,950
Mayfield Ohio CSD Certificates of Participation	4.000%	09/01/2032	280,000	299,522
Menifee County Kentucky SD Financial Corp. Revenue	3.000%	08/01/2027	615,000	624,852
Merrillville Indiana Multi School Building Corp.	5.000%	07/15/2026	1,000,000	1,108,930
Middletown Ohio CSD GO Umlimited (SDCP)	4.000%	12/01/2027	585,000	621,919
Milford Ohio Exempt Village SD GO Unlimited (AGM Insured)	5.500%	12/01/2030	1,260,000	1,498,732
Munster Indiana School Building Corp. Revenue (State Intercept)	4.000%	01/15/2029	400,000	433,284
Murray Kentucky ISD Finance Corporation Revenue	5.000%	03/01/2025	810,000	873,877
Newark Ohio CSD GO Unlimited (School District Credit Program)	4.000%	12/01/2026	235,000	246,341
North Olmsted Ohio CSD GO Unlimited	4.000%	12/01/2029	500,000	547,025
Northwest Ohio LSD Hamilton & Butler Counties GO Unlimited*	5.000%	12/01/2028	100,000	105,109
Northwest Ohio LSD Hamilton & Butler Counties GO Unlimited*	5.000%	12/01/2029	150,000	157,664
Orchard Farm Missouri SD Certificate of Participation	4.000%	04/01/2029	550,000	598,064
Orange County Florida School Board Certificates of Participation*	5.000%	08/01/2032	500,000	546,655
Owen County Kentucky SD Revenue	4.000%	04/01/2027	1,320,000	1,418,564
Palm Beach Florida SD Certificates of Participation	5.000%	08/01/2039	1,000,000	1,181,030
Pennsbury Pennsylvania SD GO Limited	5.000%	08/01/2029	550,000	625,058
Princeton Ohio CSD Certificates of Participation	3.500%	12/01/2026	275,000	275,418
Princeton Ohio CSD GO Unliimited (National RE Insured)	5.250%	12/01/2030	1,000,000	1,190,510
Shelby Indiana Eastern SD Revenue	4.000%	01/15/2025	510,000	534,725
Southwest Ohio LSD of Hamilton County GO Unlimited (SDCP)	4.000%	12/01/2026	930,000	997,313
Southwest Ohio LSD of Hamilton County GO Unlimited (SDCP)	4.000%	12/01/2027	965,000	1,045,770
Talawanda Ohio CSD	5.000%	12/01/2027	775,000	885,135
Teays Valley Ohio LSD	4.000%	12/01/2032	580,000	608,362
Toledo Ohio CSD GO Unlimited	5.000%	12/01/2029	660,000	723,677
Tri Valley Ohio LSD GO	4.000%	12/01/2026	710,000	751,173
Trotwood-Madison Ohio CSD GO Unlimited (SDCP)	4.000%	12/01/2028	410,000	440,799
Trotwood-Madison Ohio CSD GO Unlimited (SDCP)	4.000%	12/01/2029	500,000	536,645
Trotwood-Madison Ohio CSD GO Unlimited (SDCP)	4.000%	12/01/2030	350,000	374,773
Upper Arlington Ohio CSD GO Unlimited	4.000%	12/01/2030	1,380,000	1,503,427
Vandalia Butler Ohio CSD GO Unlimited	3.000%	12/01/2024	500,000	513,830
Wadsworth Ohio CSD GO Unlimited	3.500%	12/01/2022	215,000	215,370
Wadsworth Ohio CSD GO Unlimited	4.000%	12/01/2027	840,000	880,816
Wadsworth Ohio CSD GO Unlimited	4.000%	12/01/2033	1,075,000	1,132,061
Wentzville R-IV SD of Saint Charles County Missouri Certificates of Participation	4.000%	04/01/2030	395,000	411,602
Western Reserve Ohio LSD GO (SDCEP Insured)	4.000%	12/01/2022	240,000	240,511
Westerville Ohio SCD Certificate of Participation	5.000%	12/01/2032	555,000	634,781
Willoughby-Eastlake Ohio CSD Certificates of Participation (BAM Insured)	4.000%	03/01/2030	810,000	839,314
Wyoming Ohio CSD GO Unlimited	5.000%	12/01/2023	200,000	210,010
24.7% - Total For School District				$62,327,339

Colorado State Certificate of Participation	4.000%	12/15/2034	1,000,000	1,088,940
Colorado State Certificate of Participation	4.000%	12/15/2039	2,000,000	2,135,600
Kentucky Association of Counties Finance Corp. Revenue	4.000%	02/01/2029	575,000	618,441
Kentucky Certificates of Participation	4.000%	04/15/2028	695,000	759,545
Kentucky Certificates of Participation	4.000%	04/15/2031	500,000	540,885
Kentucky Interlocal School Transportation Assoc. Certificate of Participation	3.000%	03/01/2024	560,000	565,275
Kentucky Property and Buildings Commission Revenue	5.000%	08/01/2029	600,000	653,208
Kentucky Property and Buildings Commission Revenue	5.000%	08/01/2030	600,000	652,842
Kentucky Property and Buildings Commission Revenue	5.000%	09/01/2024	1,000,000	1,067,150
Kentucky Property and Buildings Commission Revenue	5.000%	11/01/2026	1,145,000	1,279,366
Kentucky Property and Buildings Commission Revenue	5.000%	10/01/2026	635,000	706,171
Kentucky Property and Buildings Commission Revenue	5.000%	04/01/2026	525,000	580,451
Kentucky Property and Buildings Commission Revenue	5.000%	04/01/2028	1,000,000	1,124,140
Kentucky Property and Buildings Commission Revenue	5.000%	05/01/2034	2,340,000	2,763,914

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2022 - unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value
Ohio Certificate of Participation	5.000%	09/01/2027	1,520,000	1,733,818
Ohio Department of Administration Certificate of Participation	5.000%	09/01/2023	755,000	787,797
Washington Certificates of Participation	5.000%	01/01/2041	675,000	805,025
7.1% - Total For State Agency				$17,862,568

FHLMC Multifamily ML Certificates (Freddie Mac Guaranty Agreement)	3.400%	01/25/2036	1,907,932	1,941,703
FHLMC Series M 053 Class A	4.250%	06/15/2035	3,943,560	3,722,634
Missouri State Housing Development Commission Single Family Mortgage Revenue	3.500%	11/01/2050	855,000	872,741
Missouri State Housing Development Commission Single Family Mortgage Revenue	3.500%	11/01/2050	2,460,000	2,512,570
Missouri State Housing Development Commission Single Family Mortgage Revenue	3.875%	05/01/2050	1,615,000	1,664,354
Ohio Housing Finance Agency Residential Mortgage Revenue	3.000%	03/01/2052	1,975,000	1,987,383
Ohio Housing Finance Agency Residential Mortgage Revenue	3.700%	03/01/2032	565,000	567,723
5.3% - Total For Housing				$13,269,108

Total Municipal Income Securities - Bonds	105.2%			$248,990,609
(Identified Cost $256,501,876)
			Shares
Cash Equivalents

Dreyfus AMT-Free Tax Cash Management Fund***			2,948,579	2,948,284
Total Cash Equivalents	1.2%			$2,948,284
(Identified Cost $2,948,284)

Total Portfolio Value	106.4%			$251,938,893
(Identified Cost $259,450,160)

Other Assets in Excess of Liabilities	0.0%			$13,766

Total Net Assets	106.4%			$251,952,659

* Pre-refunded / Escrowed-to-Maturity Bonds; as of March 31, 2022, these bonds represented 2.55% of total assets.

** Variable Rate Security; as of March 31, 2022, the 7 day annualized yield was 0.33%.

AGM - Assured Guaranty Municipal Mortgage Association

AMBAC - American Municipal Bond Assurance Corp.

BAM - Build America Mutual

CSC - Community School Corporation

CSD - City School District

FGIC - Financial Guaranty Insurance Co.

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

GO - General Obligation

LSD - Local School District

MBIA - Municipal Bond Insurance Association

PSD - Public School District

SD - School District

SDCP - Ohio School District Credit Program

SDCEP - Ohio School District Credit Enhancement Program

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Portfolio of Investments as of March 31, 2022 - unaudited

Fixed Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value
Corporate Bonds:
ACE INA Holdings	3.350%	05/15/2024	5,697,000	$5,780,746
American Express Credit	2.500%	07/30/2024	4,900,000	4,879,567
AON PLC	3.500%	06/14/2024	2,385,000	2,407,228
AON PLC	3.875%	12/15/2025	2,700,000	2,758,347
Bank of America Corp.	3.300%	01/11/2023	2,080,000	2,103,338
Bank of America Corp.	3.875%	08/01/2025	3,990,000	4,098,648
BB&T Corp.	3.750%	12/06/2023	3,075,000	3,134,409
Essex Portfolio LP	3.375%	04/15/2026	2,654,000	2,656,415
Essex Portfolio LP	3.875%	05/01/2024	1,950,000	1,977,183
Fifth Third Bancorp	2.375%	01/28/2025	1,770,000	1,731,617
Fifth Third Bancorp	4.300%	01/16/2024	3,440,000	3,518,501
Huntington Bancshares	2.625%	08/06/2024	5,000,000	4,961,440
JP Morgan Chase & Co.	3.375%	05/01/2023	3,212,000	3,248,842
JP Morgan Chase & Co.	3.875%	09/10/2024	1,745,000	1,782,517
Keycorp	4.150%	10/29/2025	4,700,000	4,836,300
M&T Bank Corp.	3.550%	07/26/2023	4,431,000	4,478,678
Marsh & McLennan Co. Inc.	3.500%	06/03/2024	3,830,000	3,887,450
Marsh & McLennan Co. Inc.	3.500%	03/10/2025	1,000,000	1,013,350
Morgan Stanley	3.700%	10/23/2024	2,460,000	2,503,886
Morgan Stanley	4.000%	07/23/2025	2,750,000	2,817,897
National Retail Properties	3.900%	06/15/2024	1,197,000	1,215,853
National Retail Properties	4.000%	11/15/2025	2,965,000	3,034,055
PNC Financial Services	3.800%	07/25/2023	1,000,000	1,014,450
PNC Financial Services	3.900%	04/29/2024	4,840,000	4,938,252
Suntrust Banks Inc.	4.000%	05/01/2025	3,002,000	3,083,324
US Bancorp	3.600%	09/11/2024	6,319,000	6,422,379
Wells Fargo & Co.	3.550%	09/29/2025	600,000	608,208
Wells Fargo & Co.	4.100%	06/03/2026	1,280,000	1,312,922
28.9% - Total Bank and Finance				$86,205,802

Becton Dickinson & Co.	3.363%	06/06/2024	2,235,000	2,254,869
Burlington Northern Santa Fe	3.050%	09/01/2022	1,207,000	1,210,029
Burlington Northern Santa Fe	3.400%	09/01/2024	2,201,000	2,238,857
Burlington Northern Santa Fe	3.850%	09/01/2023	3,160,000	3,211,824
Chevron Corp.	2.355%	12/05/2022	1,693,000	1,698,418
CVS Health Corp.	3.875%	07/20/2025	4,600,000	4,694,484
Dover Corp.	3.150%	11/15/2025	4,548,000	4,536,835
Eaton Corp.	2.750%	11/02/2022	4,960,000	4,986,586
Enterprise Products	3.350%	03/15/2023	3,300,000	3,325,245
Enterprise Products	3.750%	02/15/2025	1,500,000	1,528,080
Johnson Controls International PLC	3.625%	07/02/2024	2,936,000	2,972,729
Kroger Co.	4.000%	02/01/2024	4,600,000	4,687,446
McDonalds Corp.	3.350%	04/01/2023	1,265,000	1,280,484
McDonalds Corp.	3.375%	05/26/2025	2,500,000	2,540,725
Microsoft Corp.	3.125%	11/03/2025	1,300,000	1,320,462
Nike Corp.	2.400%	03/27/2025	4,745,000	4,718,594
Norfolk Southern Corp.	2.903%	02/15/2023	4,409,000	4,429,502
Norfolk Southern Corp.	5.590%	05/17/2025	1,000,000	1,065,290
Roper Technologies Inc.	1.000%	09/15/2025	3,905,000	3,628,085
Shell International	3.250%	05/11/2025	6,115,000	6,176,395
Starbucks Corp.	3.100%	03/01/2023	4,765,000	4,807,742
Union Pacific Corp.	3.150%	03/01/2024	2,700,000	2,726,784

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Portfolio of Investments as of March 31, 2022 - unaudited

Union Pacific Corp.	3.750%	03/15/2024	2,025,000	2,056,144
Walt Disney Co.	1.750%	08/30/2024	2,530,000	2,484,338
25.0% - Total Industrial				$74,579,947

Berkshire Hathaway Energy Co.	2.800%	01/15/2023	1,272,000	1,283,028
Berkshire Hathaway Energy Co.	3.750%	11/15/2023	4,940,000	5,032,773
Duke Energy Corp.	3.050%	08/15/2022	1,200,000	1,201,008
Duke Energy Corp.	3.750%	04/15/2024	4,009,000	4,072,262
Eversource Energy	3.150%	01/15/2025	500,000	499,162
Georgia Power Co.	2.100%	07/30/2023	3,045,000	3,029,008
Georgia Power Co.	2.200%	09/15/2024	2,043,000	2,006,784
Interstate Power & Light Co.	3.400%	08/15/2025	4,472,000	4,477,366
Interstate Power & Light Co.	3.250%	12/01/2024	449,000	451,411
National Rural Utility Cooperative Finance Corp.	2.850%	01/27/2025	2,505,000	2,491,979
National Rural Utility Cooperative Finance Corp.	2.950%	02/07/2024	1,830,000	1,838,747
National Rural Utility Cooperative Finance Corp.	3.250%	11/01/2025	900,000	901,755
Virginia Electric & Power Co.	2.750%	03/15/2023	3,984,000	3,998,223
Wisconsin Power	2.250%	11/15/2022	1,000,000	1,000,920
Xcel Energy Inc.	3.300%	06/01/2025	4,720,000	4,729,393
12.4% - Total Utilities				$37,013,819

66.3% Total Corporate Bonds				$197,799,568

Certificates of Deposit
Goldmans Sachs	3.400%	10/17/2023	250,000	255,653
0.1% - Total For Certificates of Deposit				255,653

United States Government Treasury Obligations
Treasury Note (Tbill 13week auction high + 0.049%)*	0.655%	01/31/2023	700,000	700,770
Treasury Note	0.125%	07/15/2023	5,750,000	5,611,414
Treasury Note	1.500%	01/15/2023	7,800,000	7,799,087
Treasury Note	1.625%	08/31/2022	2,300,000	2,306,371
Treasury Note	2.250%	04/30/2024	8,935,000	8,911,269
Treasury Note	2.625%	12/31/2023	2,500,000	2,515,325
9.3% - Total United States Government Treasury Obligations				$27,844,236

United States Government Agency Obligations
FHLB	1.375%	08/26/2026	3,700,000	3,508,388
FHLB	1.375%	09/29/2026	1,585,000	1,500,721
FHLMC	0.450%	07/22/2024	4,000,000	3,817,492
FHLMC	0.375%	05/05/2023	1,121,000	1,101,909
FNMA	0.500%	06/17/2025	4,195,000	3,929,570
FNMA	0.375%	08/25/2025	6,130,000	5,695,530
6.6% - Total United States Government Agency Obligations				$19,553,610

United States Government Agency Obligations - Mortgage-Backed Securities
FHLMC 10/1 Hybrid ARM (12 month ICE LIBOR + 1.860%)*	3.276%	04/01/2042	58,521	60,149
FHLMC Pool G15973	3.000%	07/01/2031	1,177,766	1,191,016
FHLMC Pool G16330	3.500%	08/01/2032	1,162,667	1,193,582
FHLMC Pool G18642	3.500%	04/01/2032	1,301,642	1,335,797
FHLMC Pool ZS9286	4.500%	04/01/2035	1,002,881	1,060,236
FHLMC Pool ZT1964	3.500%	06/01/2032	1,038,625	1,066,097
FHLMC Pool SB0037	2.500%	12/01/2027	756,823	753,617
FHLMC Pool V61479	2.500%	01/01/2032	3,932,493	3,924,963
FNMA Series 2013-6 Class BC	1.500%	12/25/2042	236,678	233,010
FNMA Series 2013-3 Class DK	1.750%	02/25/2033	669,671	648,979
FNMA Series 2013-1 Class LA	1.250%	02/25/2028	1,090,708	1,059,641
FNMA Series 2017-30 Class G	3.000%	07/25/2040	112,125	112,453
FNMA Series 2020-44 Class TE	2.000%	12/25/2035	2,470,775	2,394,934

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Portfolio of Investments as of March 31, 2022 - unaudited

FNMA Series 2020-95 Class GA	1.000%	01/01/2051	5,907,178	5,189,799
FHLMC Series 4009 Class PA	2.000%	06/15/2041	99,610	98,235
FHLMC Series 4125 Class KP	2.500%	05/15/2041	603,475	598,358
FHLMC Series 4198 Class BE	2.000%	10/15/2040	296,297	295,409
FHLMC Series 4980 Class DB	1.250%	10/25/2034	3,228,712	3,041,589
FHLMC Series 2989 Class TG	5.000%	06/15/2025	121,338	124,167
FNMA 7/1 Hybrid ARM (12 month ICE LIBOR + 1.599%)*	2.777%	02/01/2046	174,051	181,069
FNMA 7/1 Hybrid ARM (12 month ICE LIBOR + 1.600%)*	1.850%	12/01/2044	150,724	156,442
FNMA Pool AL6465	2.920%	11/01/2023	19,399	19,585
FNMA Pool AL7077	4.000%	07/01/2035	620,653	652,908
FNMA Pool AL9230	3.500%	12/01/2029	640,713	655,276
FNMA Pool AM0066	2.630%	08/01/2022	1,524,318	1,524,318
FNMA Pool AN3444	2.230%	11/01/2023	2,888,680	2,876,290
FNMA Pool FM1897	3.000%	09/01/2032	1,280,479	1,296,024
FNMA Pool FM2287	4.500%	03/01/2034	1,205,130	1,252,781
FNMA Pool FM2989	3.000%	09/01/2034	1,118,782	1,134,187
FNMA Pool FM8700	4.500%	07/01/2034	1,523,827	1,599,637
FNMA Pool MA0384	5.000%	04/01/2030	253,009	267,747
FNMA Series 2003-79 Class NJ	5.000%	08/25/2023	36,578	37,139
GNMA Pool 726475	4.000%	11/15/2024	35,481	35,740
12.1% - Total United States Government Agency Obligations- Mortgage-Backed Securities				$36,071,174

Taxable Municipal Bonds
Allegeny County Pennsylvania	0.843%	11/01/2024	600,000	572,869
Allegeny County Pennsylvania	0.973%	11/01/2025	1,835,000	1,722,637
Franklin County Ohio Convention Facitilites	1.255%	12/01/2025	500,000	475,369
Kansas Development Finance Authority Revenue	3.227%	04/15/2022	1,600,000	1,601,040
Kansas Development Finance Authority Revenue	3.491%	04/15/2023	1,400,000	1,415,792
Kent State University	1.960%	05/01/2024	1,000,000	985,199
Kentucky State Property and Lodging Commission	2.080%	11/01/2023	700,000	698,648
Ohio Special Obligation Capital Facilities Lease	1.700%	04/01/2023	500,000	497,641
Pennsylvania State University	1.545%	09/01/2024	1,145,000	1,113,578
Pennsylvania State University	1.645%	09/01/2025	2,000,000	1,922,154
Port of Greater Cincinnati	2.100%	04/01/2023	500,000	498,285
University of Cincinnati General Receipts	1.878%	06/01/2023	1,100,000	1,094,610
Youngstown Ohio	1.000%	07/21/2022	1,000,000	1,000,240
4.6% - Total For Taxable Municipal Bonds				$13,598,062

Total Fixed Income Securities	99.0%			$295,122,303
(Identified Cost $306,192,769)

		Shares
Cash Equivalents
First American Government Obligation Fund, Class Z**		577,842	577,842
Total Cash Equivalents	0.2%		$577,842
(Identified Cost $577,842)

Total Portfolio Value	99.2%		$295,700,145
(Identified Cost $306,770,611)

Other Assets in Excess of Liabilities	0.8%		$2,540,691

Total Net Assets	100.0%		$298,240,836

* Variable Rate Security; the rate shown is as of March 31, 2022.

** Variable Rate Security; as of March 31, 2022, the 7 day annualized yield was 0.15%.

ARM - Adjustable Rate Mortgage

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Intermediate Bond Fund	Portfolio of Investments as of March 31, 2022 - unaudited

Fixed Income Securities	Rate	Maturity	Face Value	Fair Value
Corporate Bonds:
American Express Co.	4.200%	11/06/2025	4,250,000	$4,418,597
AON Corp.	3.750%	05/02/2029	4,300,000	4,396,535
Bank of America	3.248%	10/21/2027	5,835,000	5,818,901
BB&T Corp.	3.750%	12/06/2023	2,000,000	2,038,640
Branch Banking Trust	3.800%	10/30/2026	1,500,000	1,532,985
Chubb INA Holdings Inc.	1.375%	09/15/2030	3,200,000	2,787,942
Essex Portfolio LP	3.000%	01/15/2030	2,120,000	2,040,169
Essex Portfolio LP	3.375%	04/15/2026	1,000,000	1,000,910
Essex Portfolio LP	4.000%	03/01/2029	1,216,000	1,253,295
Fifth Third Bancorp	2.375%	01/28/2025	3,114,000	3,046,473
Fifth Third Bancorp	4.300%	01/16/2024	1,200,000	1,227,384
Huntington Bancshares	4.000%	05/15/2025	4,225,000	4,309,120
JP Morgan Chase & Co.	3.875%	09/10/2024	3,065,000	3,130,898
JP Morgan Chase & Co.	4.493%	03/24/2031	2,500,000	2,653,375
Keycorp	2.550%	10/01/2029	1,655,000	1,562,298
Keycorp	4.100%	04/30/2028	1,000,000	1,030,850
Keycorp	4.150%	10/29/2025	1,000,000	1,029,000
Marsh & McLennan Co. Inc.	3.500%	06/03/2024	1,500,000	1,522,500
Marsh & McLennan Co. Inc.	4.375%	03/15/2029	2,400,000	2,538,504
Morgan Stanley	3.700%	10/23/2024	4,135,000	4,208,768
Morgan Stanley	4.000%	07/23/2025	1,500,000	1,537,035
PNC Financial Services	3.450%	04/23/2029	1,000,000	1,018,260
PNC Financial Services	3.500%	01/23/2024	2,000,000	2,030,820
Suntrust Bank Inc.	4.000%	05/01/2025	2,000,000	2,054,180
US Bancorp	3.000%	07/30/2029	2,625,000	2,571,327
US Bancorp	3.100%	04/27/2026	3,000,000	3,002,070
Wells Fargo & Co.	4.100%	06/03/2026	3,050,000	3,128,446
Wells Fargo & Co.	4.300%	07/22/2027	2,600,000	2,701,556
24.0% - Total Bank and Finance				$69,590,838

Becton Dickinson & Co.	3.700%	06/06/2027	4,000,000	4,059,840
CVS Health Corp.	4.300%	03/25/2028	3,200,000	3,354,560
Dover Corp	3.150%	11/15/2025	2,650,000	2,643,494
Eaton Corp.	2.750%	11/02/2022	1,900,000	1,910,184
Emerson Electric Company	1.800%	10/15/2027	1,115,000	1,045,319
Emerson Electric Company	2.200%	12/21/2031	5,000,000	4,613,400
Enterprise Products	3.750%	02/15/2025	1,860,000	1,894,819
Enterprise Products	4.150%	10/16/2028	1,300,000	1,354,769
Home Depot Inc.	2.500%	04/15/2027	3,000,000	2,945,481
Johnson Controls International PLC	3.900%	02/14/2026	2,282,000	2,336,426
Kroger Co.	3.500%	02/01/2026	2,100,000	2,122,890
Lowes Cos. Inc.	4.500%	04/15/2030	3,750,000	4,008,750
McDonalds Corp.	3.600%	07/01/2030	4,025,000	4,095,156
Norfolk Southern Corp.	2.900%	06/15/2026	3,790,000	3,749,189
Starbucks Corp.	2.250%	03/12/2030	4,450,000	4,072,920
Union Pacific Corp.	3.500%	06/08/2023	1,650,000	1,671,697
Verizon Communication Inc.	4.016%	12/03/2029	3,935,000	4,087,560
Xylem Inc.	3.250%	11/01/2026	4,000,000	4,006,503
Xylem Inc.	1.950%	01/30/2028	500,000	463,760
Walt Disney Corp.	3.800%	03/22/2030	5,245,000	5,462,458
20.7% - Total Industrial				$59,899,175

Berkshire Hathaway Energy Co.	3.250%	04/15/2028	3,500,000	3,497,823
Berkshire Hathaway Energy Co.	3.750%	11/15/2023	2,175,000	2,215,846
Duke Energy Corp.	2.450%	06/01/2030	2,750,000	2,529,530
Duke Energy Corp.	2.650%	09/01/2026	1,550,000	1,511,166
Eversource Energy	3.300%	01/15/2028	2,700,000	2,658,042
Eversource Energy	4.250%	04/01/2029	1,000,000	1,039,010

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Intermediate Bond Fund	Portfolio of Investments as of March 31, 2022 - unaudited

Georgia Power Co.	2.200%	09/15/2024	325,000	319,239
Georgia Power Co.	2.650%	09/15/2029	3,500,000	3,306,765
Interstate Power & Light Co.	3.400%	08/15/2025	1,035,000	1,036,242
Interstate Power & Light Co.	4.100%	09/26/2028	2,225,000	2,292,840
National Rural Utility Cooperative Finance Corp.	3.400%	02/07/2028	3,090,000	3,086,582
National Rural Utility Cooperative Finance Corp.	3.400%	11/15/2023	3,000,000	3,033,570
Virginia Electric & Power Co.	2.750%	03/15/2023	935,000	938,338
Virginia Electric & Power Co.	3.100%	05/15/2025	394,000	394,134
Virginia Electric & Power Co.	3.150%	01/15/2026	2,150,000	2,153,118
Virginia Electric & Power Co.	3.450%	02/15/2024	565,000	570,639
Xcel Energy Inc.	3.300%	06/01/2025	4,050,000	4,058,060
12.0% - Total Utilities				$34,640,944

56.7% Total Corporate Bonds				$164,130,957

Certificates of Deposit
Goldmans Sachs	3.400%	10/17/2023	250,000	255,653
0.1% - Total For Certificates of Deposit				255,653

United States Government Treasury Obligations
Treasury Note	0.250%	10/31/2025	6,750,000	6,222,656
Treasury Note	0.625%	12/31/2027	16,500,000	14,874,486
Treasury Note	1.500%	11/30/2024	13,450,000	13,101,147
Treasury Note	1.500%	02/15/2030	3,250,000	3,046,875
Treasury Note	2.000%	11/15/2026	12,000,000	11,737,500
Treasury Note	2.125%	11/30/2023	5,300,000	5,291,721
Treasury Note	2.625%	02/15/2029	8,000,000	8,096,240
Treasury Note	2.750%	02/15/2028	9,750,000	9,900,052
Treasury Note	3.125%	11/15/2028	9,000,000	9,368,460
28.2% - Total United States Government Treasury Obligations				$81,639,137

United States Government Agency Obligations
FHLB	1.950%	09/10/2025	4,000,000	3,907,728
FHLB	2.875%	09/13/2024	1,500,000	1,512,660
FHLB	3.250%	11/16/2028	1,800,000	1,882,530
2.5% - Total United States Government Agency Obligations				$7,302,918

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid ARM (12 month ICE LIBOR + 1.860%)*	3.276%	04/01/2042	62,700	64,445
FHLMC Pool G08068	5.500%	07/01/2035	97,904	106,843
FHLMC Pool G18642	3.500%	04/01/2032	693,716	711,919
FHLMC Pool J12635	4.000%	07/01/2025	106,026	109,197
FHLMC Pool SB0297	3.000%	03/01/2035	2,419,189	2,449,115
FHLMC Pool SC0047	3.000%	01/01/2040	3,631,712	3,619,477
FHLMC Series 2985 Class GE	5.500%	06/15/2025	31,498	32,677
FHLMC Series 3946 Class LN	3.500%	04/15/2041	287,088	290,310
FHLMC Series 4151 Class PA	2.000%	01/15/2033	1,303,266	1,271,891
FHLMC Series 5189 Class PG	2.500%	09/25/2051	3,523,079	3,471,515
FNMA 10/1 Hybrid ARM (12 month ICE LIBOR + 1.780%)*	2.030%	12/01/2041	50,962	51,619
FNMA 7/1 Hybrid ARM (12 month ICE LIBOR + 1.600%)*	1.850%	12/01/2044	154,813	160,687
FNMA Pool AA4392	4.000%	04/01/2039	103,860	108,257
FNMA Pool AN8842	3.320%	04/01/2028	2,500,000	2,529,075
FNMA Pool FM5050	2.500%	02/01/2035	3,207,308	3,199,620
FNMA Pool FS0140	4.000%	11/01/2037	4,487,587	4,660,315
FNMA Pool MA0384	5.000%	04/01/2030	101,204	107,099
FNMA Pool MA1237	3.000%	10/01/2032	1,026,427	1,029,475
FNMA Series 2011-52 Class PC	3.000%	03/25/2041	438,115	438,908
FNMA Series 2012-12 Class KD	2.000%	11/25/2042	664,150	645,315
FNMA Series 2015-37 Class BA	3.000%	08/25/2044	859,130	870,118
FNMA Series 2016-39 Class LA	2.500%	03/25/2045	640,478	634,652
FNMA Series 2016-99 Class TA	3.500%	03/25/2036	295,814	298,251
9.3% - Total United States Government Agency Obligations - Mortgage Backed Securities				$26,860,780

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Intermediate Bond Fund	Portfolio of Investments as of March 31, 2022 - unaudited

Taxable Municipal Bonds
Kansas Development Finance Authority Revenue	4.091%	04/15/2027	3,000,000	3,109,410
Kentucky Asset Liability Commission Revenue	5.339%	04/01/2022	55,000	55,000
Pennsylvania State University	1.893%	09/01/2026	2,000,000	1,915,208
1.8% - Total Taxable Municipal Bonds				$5,079,618

Total Fixed Income Securities	98.6%			$285,269,063
(Identified Cost $297,537,367)

			Shares
Preferred Stocks
Allstate Corp.	5.100%	01/15/2053	59,890	1,522,404
Total Preferred Stocks	0.5%			$1,522,404
(Identified Cost $1,446,031)

Cash Equivalents
First American Government Obligation Fund, Class Z**			451,316	451,316
Total Cash Equivalents	0.2%			$451,316
(Identified Cost $451,316)

Total Portfolio Value	99.3%			$287,242,783
(Identified Cost $299,434,714)

Other Assets in Excess of Liabilities	0.7%			$2,054,606

Total Net Assets	100.0%			$289,297,389

* Variable Rate Security; the rate shown is as of March 31, 2022.

** Variable Rate Security; as of March 31, 2022, the 7 day annualized yield was 0.15%.

ARM - Adjustable Rate Mortgage

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Portfolio of Investments as of March 31, 2022 - unaudited

Fixed Income Securities	Rate	Maturity	Face Value	Fair Value
Corporate Bonds:
American Express Co.	2.550%	03/04/2027	2,000,000	$1,943,732
American Express Co.	3.000%	10/30/2024	9,135,000	9,176,199
American Express Co.	3.125%	05/20/2026	1,000,000	1,003,030
AON Corp.	3.500%	06/14/2024	1,650,000	1,665,378
AON Corp.	3.750%	05/02/2029	5,390,000	5,511,006
AON Corp.	3.875%	12/15/2025	1,850,000	1,889,979
AON Corp.	4.000%	11/27/2023	1,000,000	1,017,640
Bank of America Corp.	3.248%	10/21/2027	12,340,000	12,305,954
BB&T Corp.	3.875%	03/19/2029	5,160,000	5,267,276
Essex Portfolio LP	3.000%	01/15/2030	9,426,000	9,071,055
Fifth Third Bancorp	2.375%	01/28/2025	4,913,000	4,806,462
Fifth Third Bancorp	4.300%	01/16/2024	5,500,000	5,625,510
Huntington Bancshares	2.550%	02/04/2030	5,000,000	4,718,120
Huntington Bancshares	2.625%	08/06/2024	5,230,000	5,189,666
JP Morgan Chase & Co.	4.493%	03/24/2031	12,000,000	12,736,200
Keycorp	2.550%	10/01/2029	3,325,000	3,138,757
Keycorp	4.100%	04/30/2028	3,740,000	3,855,379
Keycorp	4.150%	10/29/2025	1,500,000	1,543,500
Marsh & McLennan Co. Inc.	4.375%	03/15/2029	9,000,000	9,519,390
Morgan Stanley	3.700%	10/23/2024	6,500,000	6,615,960
Morgan Stanley	4.000%	07/23/2025	5,200,000	5,328,388
PNC Bank	3.450%	04/23/2029	11,850,000	12,066,380
Truist Bank	2.250%	03/11/2030	8,000,000	7,318,664
US Bancorp	3.000%	07/30/2029	7,275,000	7,126,248
US Bancorp	3.100%	04/27/2026	4,500,000	4,503,105
Wells Fargo & Co.	4.100%	06/03/2026	7,530,000	7,723,672
Wells Fargo & Co.	4.300%	07/22/2027	4,599,000	4,778,637
25.5% - Total Bank and Finance				$155,445,287

Becton Dickinson & Co.	3.700%	05/20/2030	10,000,000	9,511,220
Coca-Cola Corp.	3.450%	03/25/2030	2,730,000	2,800,134
CVS Health Corp.	3.750%	04/01/2030	1,000,000	1,017,330
CVS Health Corp.	4.300%	03/25/2028	9,000,000	9,434,700
Dover Corp.	2.950%	11/04/2029	4,500,000	4,378,918
Dover Corp.	3.150%	11/15/2025	1,500,000	1,496,317
Eaton Corp.	2.750%	11/02/2022	1,945,000	1,955,425
Eaton Corp.	3.103%	09/15/2027	3,721,000	3,725,168
Emerson Electric Inc.	1.950%	10/15/2030	5,160,000	4,688,345
Emerson Electric Inc.	2.200%	12/21/2031	9,000,000	8,304,120
Enterprise Products	4.150%	10/16/2028	9,500,000	9,900,235
Home Depot Inc.	2.500%	04/15/2027	1,515,000	1,487,468
Johnson Controls International PLC	3.625%	07/02/2024	1,225,000	1,240,325
Johnson Controls International PLC	3.900%	02/14/2026	1,000,000	1,023,850
Kroger Co.	2.200%	05/01/2030	1,000,000	914,925
Kroger Co.	3.500%	02/01/2026	3,300,000	3,335,970
Kroger Co.	4.000%	02/01/2024	150,000	152,851
Lowes Cos. Inc.	4.500%	04/15/2030	10,685,000	11,422,265
McDonald's Corp.	3.600%	07/01/2030	5,955,000	6,058,796
McDonald's Corp.	2.125%	03/01/2030	3,545,000	3,245,767
Nike Inc.	3.250%	03/27/2040	2,850,000	2,770,422
Roper Technologies Inc.	2.950%	09/15/2029	1,885,000	1,817,745
Starbucks Corp.	2.250%	03/12/2030	10,500,000	9,610,261
Starbucks Corp.	3.550%	08/15/2029	2,000,000	2,014,060
Union Pacific Corp.	3.500%	06/08/2023	800,000	810,520
Union Pacific Corp.	3.950%	09/10/2028	2,801,000	2,938,221
Verizon Communication Inc.	4.016%	12/03/2029	9,821,000	10,201,760
Verizon Communication Inc.	4.329%	09/21/2028	1,675,000	1,768,013
Xylem Inc.	1.950%	01/30/2028	2,695,000	2,499,664
Walt Disney Corp.	3.800%	03/22/2030	11,455,000	11,929,924
21.7% - Total Industrial				$132,454,719.0

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Portfolio of Investments as of March 31, 2022 - unaudited

Berkshire Hathaway Energy Co.	3.250%	04/15/2028	1,936,000	1,934,796
Berkshire Hathaway Energy Co.	3.750%	11/15/2023	4,166,000	4,244,237
Duke Energy Corp.	2.450%	06/01/2030	5,000,000	4,599,145
Duke Energy Corp.	2.650%	09/01/2026	6,350,000	6,190,907
Eversource Energy	3.300%	01/15/2028	2,500,000	2,461,150
Eversource Energy	4.250%	04/01/2029	6,924,000	7,194,105
Georgia Power	2.650%	09/15/2029	11,000,000	10,392,690
Interstate Power & Light Co.	2.300%	06/01/2030	1,490,000	1,362,337
Interstate Power & Light Co.	3.400%	08/15/2025	1,525,000	1,526,830
Interstate Power & Light Co.	4.100%	09/26/2028	8,805,000	9,073,464
National Rural Utility Cooperative Finance Corp.	2.950%	02/07/2024	1,000,000	1,004,780
National Rural Utility Cooperative Finance Corp.	3.400%	02/07/2028	2,000,000	1,997,788
National Rural Utility Cooperative Finance Corp.	3.700%	03/15/2029	3,900,000	3,985,839
Virginia Electric & Power Co.	2.950%	11/15/2026	3,000,000	2,967,126
Virginia Electric & Power Co.	3.100%	05/15/2025	2,732,000	2,732,929
Virginia Electric & Power Co.	3.500%	03/15/2027	3,932,000	3,989,407
Xcel Energy Inc.	3.400%	06/01/2030	4,500,000	4,495,176
Xcel Energy Inc.	4.000%	06/15/2028	7,500,000	7,637,550
12.7% - Total Utilities				$77,790,256

59.9% Total Corporate Bonds				$365,690,262

United States Government Treasury Obligations
Treasury Note	1.500%	02/15/2030	20,500,000	19,218,750
Treasury Note	1.750%	11/15/2029	7,000,000	6,697,033
Treasury Bond	2.000%	02/15/2050	26,800,000	24,111,638
Treasury Note	2.000%	08/15/2051	28,000,000	25,239,368
Treasury Bond	2.750%	08/15/2047	12,290,000	12,731,703
Treasury Note	2.000%	02/15/2025	17,400,000	17,153,947
Treasury Note	2.500%	05/15/2046	11,800,000	11,560,318
Treasury Note	2.750%	02/15/2028	8,000,000	8,123,120
20.5% - Total United States Government Treasury Obligations				$124,835,877

United States Government Agency Obligations
FHLB	3.250%	11/16/2028	2,500,000	2,614,625
0.4% - Total United States Government Agency Obligations				$2,614,625

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid ARM (12 month ICE LIBOR + 1.860%)*	3.276%	04/01/2042	62,700	64,445
FHLMC Pool G01880	5.000%	08/01/2035	36,924	39,746
FHLMC Pool G06616	4.500%	12/01/2035	84,860	90,916
FHLMC Pool G08068	5.500%	07/01/2035	221,348	241,559
FHLMC Pool G09921	4.000%	07/01/2024	49,255	50,709
FHLMC Pool G15897	2.500%	09/01/2031	6,738,050	6,725,147
FHLMC Pool G18642	3.500%	04/01/2032	1,040,574	1,067,878
FHLMC Pool G18667	3.500%	10/01/2032	838,989	861,004
FHLMC Pool G30933	4.000%	01/01/2036	4,947,463	5,143,432
FHLMC Pool G31087	4.000%	07/01/2038	907,758	942,125
FHLMC Pool SC0047	3.000%	01/01/2040	12,095,448	12,054,699
FHLMC Pool V61479	2.500%	01/01/2032	3,520,201	3,513,460
FHLMC Pool ZK6713	3.000%	06/01/2029	3,980,186	4,025,520
FHLMC Pool ZT1964	3.500%	06/01/2032	4,200,609	4,311,715
FHLMC Series 2985 Class GE	5.500%	06/15/2025	27,560	28,592
FHLMC Series 3946 Class LN	3.500%	04/15/2041	287,089	290,310
FHLMC Series 4087 Class PT	3.000%	07/15/2042	478,061	476,805
FHLMC Series 4151 Class PA	2.000%	01/15/2033	2,281,633	2,226,705
FHLMC Series 4161 Class QA	3.000%	02/15/2043	123,942	124,274
FHLMC Series 4582 Class PA	3.000%	11/15/2045	644,730	645,549
FHLMC Series 4689 Class DA	3.000%	07/15/2044	532,046	532,982
FHLMC Series 4709 Class EA	3.000%	01/15/2046	745,465	748,097
FHLMC Series 4808 Class PK	3.500%	10/15/2045	55,074	55,348
FHLMC Series 4887 Class A	3.250%	09/15/2038	798,510	800,570
FNMA 10/1 Hybrid ARM (12 month ICE LIBOR + 1.780%)*	2.030%	12/01/2041	50,962	51,619
FNMA Pool 1107	3.500%	07/01/2032	377,641	385,855
FNMA Pool 889050	6.000%	05/01/2037	155,518	171,468
FNMA Pool 995112	5.500%	07/01/2036	84,594	92,063

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Portfolio of Investments as of March 31, 2022 - unaudited

FNMA Pool AA4392	4.000%	04/01/2039	103,860	108,257
FNMA Pool AL6923	3.000%	05/01/2030	2,746,047	2,777,324
FNMA Pool AL7077	4.000%	07/01/2035	2,481,373	2,610,330
FNMA Pool AL9309	3.500%	10/01/2031	403,649	414,269
FNMA Pool AN8842	3.320%	04/01/2028	3,000,000	3,034,890
FNMA Pool AN9848	3.740%	07/01/2028	2,500,000	2,513,225
FNMA Pool BL0189	3.830%	10/01/2028	2,000,000	2,048,420
FNMA Pool BL2935	3.150%	06/01/2029	3,000,000	3,047,880
FNMA Pool FM3388	4.000%	03/01/2034	1,565,898	1,612,562
FNMA Pool FM5050	2.500%	02/01/2035	1,706,288	1,702,198
FNMA Pool FM5394	3.000%	03/01/2034	6,825,555	6,897,428
FNMA Pool FM9469	4.000%	08/01/2039	3,469,856	3,603,168
FNMA Pool MA0384	5.000%	04/01/2030	80,963	85,679
FNMA Pool MA2773	3.000%	09/01/2036	1,526,099	1,527,427
FNMA Pool MA3337	4.000%	04/01/2038	587,680	605,198
FNMA Series 2003-79 Class NJ	5.000%	08/25/2023	22,372	22,715
FNMA Series 2005-64 Class PL	5.500%	07/25/2035	38,820	41,203
FNMA Series 2011-53 Class DT	4.500%	06/25/2041	132,762	138,931
FNMA Series 2012-12 Class KD	2.000%	11/25/2042	831,581	807,998
FNMA Series 2013-83 Class MH	4.000%	08/25/2043	162,932	168,558
FNMA Series 2014-20 Class AC	3.000%	08/25/2036	159,783	159,978
FNMA Series 2014-28 Class PA	3.500%	02/25/2043	140,140	141,529
FNMA Series 2015-72 Class GB	2.500%	12/25/2042	566,976	561,065
FNMA Series 2016-39 Class LA	2.500%	03/25/2045	1,622,545	1,607,784
FNMA Series 2016-79 Class L	2.500%	10/25/2044	887,862	877,802
FNMA Series 2016-99 Class PH	3.000%	01/25/2046	1,987,698	1,992,607
FNMA Series 2016-99 Class TA	3.500%	03/25/2036	250,304	252,366
FNMA Series 2017-30 Class G	3.000%	07/25/2040	196,218	196,793
FNMA Series 2018-67 Class BA	4.500%	03/25/2046	581,042	598,317
FNMA Series 2019-60 Class DA	2.500%	03/25/2049	2,235,500	2,188,220
FNMA Series 2020-95 Class GA	1.000%	01/01/2051	5,575,653	4,898,534
GNMA GNR 21-175	2.000%	10/20/2051	8,866,461	8,460,625
16.6% - Total United States Government Agency Obligations - Mortgage Backed Securities				$101,465,872

Taxable Municipal Bonds
Cincinnati Children's Hospital Medical Center	2.853%	11/15/2026	750,000	745,088
Kansas Development Finance Authority Revenue	3.741%	04/15/2025	3,705,000	3,779,026
Kansas Development Finance Authority Revenue	4.091%	04/15/2027	125,000	129,559
Kentucky Asset Liability Commission Revenue	5.339%	04/01/2022	55,000	55,000
Kentucky Property and Buildings Commission Revenue	5.373%	11/01/2025	590,000	615,818
Ohio University General Receipts	1.766%	12/01/2026	2,000,000	1,894,880
1.2% - Total Taxable Municipal Bonds				$7,219,371

Total Fixed Income Securities	98.6%			$601,826,007
(Identified Cost $639,777,491)

			Shares
Preferred Stocks
Allstate Corp.	5.100%	01/15/2053	83,000	2,109,860
Total Preferred Stocks	0.4%			$2,109,860
(Identified Cost $2,034,817)

Cash Equivalents
First American Government Obligation Fund, Class Z**			2,681,132	2,681,132
Total Cash Equivalents	0.4%			$2,681,132
(Identified Cost $2,681,132)

Total Portfolio Value	99.4%			$606,616,999
(Identified Cost $644,493,440)

Other Assets in Excess of Liabilities	0.6%			$3,696,541

Total Net Assets	100.0%			$610,313,540

* Variable Rate Security; the rate shown is as of March 31, 2022.

** Variable Rate Security; as of March 31, 2022, the 7 day annualized yield was 0.15%.

ARM - Adjustable Rate Mortgage

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of March 31, 2022 - unaudited

Fixed Income Securities	Rate	Maturity	Face Value	Fair Value
Corporate Bonds
ACE INA Holdings	3.350%	05/15/2024	5,619,000	$5,701,599
American Express Credit	2.500%	08/01/2022	1,700,000	1,705,916
American Express Credit	2.500%	07/30/2024	3,247,000	3,233,460
AON PLC	3.500%	06/14/2024	660,000	666,151
AON PLC	3.875%	12/15/2025	3,999,000	4,085,418
Bank of America	3.875%	08/01/2025	6,099,000	6,265,076
BB&T Corp.	3.750%	12/06/2023	2,725,000	2,777,647
BB&T Corp.	3.625%	09/16/2025	3,540,000	3,582,197
Essex Portfolio LP	3.375%	04/15/2026	565,000	565,514
Essex Portfolio LP	3.500%	04/01/2025	1,720,000	1,731,851
Essex Portfolio LP	3.875%	05/01/2024	2,177,000	2,207,347
Fifth Third Bancorp	4.300%	01/16/2024	3,964,000	4,054,458
Goldmans Sachs	3.625%	01/22/2023	1,000,000	1,012,636
Huntington Bancshares	2.625%	08/06/2024	4,840,000	4,802,674
JP Morgan Chase & Co.	3.875%	09/10/2024	4,704,000	4,805,136
Keycorp	4.150%	10/29/2025	4,562,000	4,694,298
Marsh & McLennan Co. Inc.	3.500%	06/03/2024	4,010,000	4,070,150
Marsh & McLennan Co. Inc.	3.500%	03/10/2025	765,000	775,213
Morgan Stanley	3.700%	10/23/2024	1,200,000	1,221,408
Morgan Stanley	4.000%	07/23/2025	4,200,000	4,303,698
National Retail Properties	4.000%	11/15/2025	3,055,000	3,126,151
PNC Financial Services	2.950%	01/30/2023	3,855,000	3,886,418
PNC Financial Services	3.800%	07/25/2023	1,998,000	2,026,871
PNC Financial Services	3.900%	04/29/2024	425,000	433,628
US Bancorp	2.400%	07/30/2024	4,100,000	4,074,654
US Bancorp	3.600%	09/11/2024	1,685,000	1,712,567
Wells Fargo & Co.	3.550%	09/29/2025	830,000	841,354
Wells Fargo & Co.	4.100%	06/03/2026	2,070,000	2,123,240
28.5% - Total Bank and Finance				$80,486,730

Becton Dickinson & Co.	3.363%	06/06/2024	750,000	756,668
Burlington Northern Santa Fe	3.000%	03/15/2023	1,000,000	1,007,525
CVS Health Corp.	3.875%	07/20/2025	4,100,000	4,184,214
Dover Corp.	3.150%	11/15/2025	4,515,000	4,503,916
Eaton Corp.	2.750%	11/02/2022	4,832,000	4,857,900
Enterprise Products	3.350%	03/15/2023	4,407,000	4,440,714
Enterprise Products	3.750%	02/15/2025	500,000	509,360
Exxon Mobile Corp.	2.992%	03/19/2025	1,125,000	1,131,109
Johnson Controls International PLC	3.625%	07/02/2024	4,252,000	4,305,193
Kroger Co.	4.000%	02/01/2024	3,795,000	3,867,143
McDonald's Corp.	3.375%	05/26/2025	2,545,000	2,586,458
Microsoft Corp.	3.125%	11/03/2025	1,440,000	1,462,666
Norfolk Southern Corp.	3.650%	08/01/2025	3,300,000	3,343,989
Norfolk Southern Corp.	5.590%	05/17/2025	1,280,000	1,363,571
Roper Technologies Inc.	1.000%	09/15/2025	1,555,000	1,444,730
Shell International	3.250%	05/11/2025	6,270,000	6,332,951
Starbucks Corp.	3.100%	03/01/2023	4,850,000	4,893,504
Union Pacific Corp.	3.150%	03/01/2024	2,800,000	2,827,776
Union Pacific Corp.	3.750%	03/15/2024	450,000	456,921
Walt Disney Corp.	1.750%	08/30/2024	1,640,000	1,610,401
Walt Disney Corp.	1.750%	01/13/2026	3,429,000	3,284,612
21.0% - Total Industrials				$59,171,321

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of March 31, 2022 - unaudited

Berkshire Hathaway Energy Company	3.750%	11/15/2023	6,317,000	6,435,633
Duke Energy Corp.	3.750%	04/15/2024	4,610,000	4,682,746
Duke Energy Corp.	3.800%	09/01/2023	890,000	899,363
Eversource Energy	2.800%	05/01/2023	850,000	852,354
Eversource Energy	3.150%	01/15/2025	1,495,000	1,492,494
Georgia Power Co.	2.100%	07/30/2023	3,650,000	3,630,830
Georgia Power Co.	2.200%	09/15/2024	500,000	491,136
Interstate Power & Light Co.	3.250%	12/01/2024	1,910,000	1,920,257
Interstate Power & Light Co.	3.400%	08/15/2025	2,895,000	2,898,474
National Rural Utility Cooperative Finance Corp.	2.850%	01/27/2025	1,000,000	994,802
National Rural Utility Cooperative Finance Corp.	2.950%	02/07/2024	4,625,000	4,647,107
Virginia Electric & Power Co.	2.750%	03/15/2023	3,010,000	3,020,746
Xcel Energy Inc.	3.300%	06/01/2025	4,610,000	4,619,174
13.0% - Total Utilities				$36,585,116

62.5% Total Corporate Bonds				$176,243,167

United States Government Treasury Obligations
Treasury Note (a)	0.125%	04/30/2022	8,250,000	8,248,391
Treasury Note (a)	1.500%	01/15/2023	6,600,000	6,599,228
Treasury Note (a)	1.500%	02/28/2023	2,750,000	2,746,455
Treasury Note	2.000%	06/30/2024	5,630,000	5,578,536
Treasury Note	2.000%	02/15/2025	500,000	492,929
Treasury Note	2.375%	01/31/2023	2,500,000	2,517,000
9.3% - Total United States Government Treasury Obligations				26,182,539

United States Government Agency Obligations
FHLB	1.375%	08/26/2026	4,100,000	3,887,673
FHLB	1.375%	09/29/2026	1,600,000	1,514,923
FHLMC	0.500%	06/03/2024	1,140,000	1,092,813
FHLMC	0.450%	07/22/2024	4,000,000	3,817,492
FNMA	0.500%	06/17/2025	9,210,000	8,627,256
FNMA	0.375%	08/25/2025	9,195,000	8,543,295
FHLMC	0.375%	09/23/2025	5,945,000	5,516,033
11.7% - Total United States Government Agency Obligations				32,999,485

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC Pool G16330	3.500%	08/01/2032	1,099,820	1,129,064
FHLMC Pool G18642	3.500%	04/01/2032	971,202	996,687
FHLMC Pool J12635	4.000%	07/01/2025	33,323	34,319
FHLMC Pool J32364	2.500%	11/01/2028	1,216,389	1,213,101
FHLMC Pool SB0380	3.500%	02/01/2034	1,092,935	1,128,631
FHLMC Pool ZS7207	3.500%	07/01/2030	1,062,427	1,087,107
FHLMC Pool ZT1964	3.500%	06/01/2032	2,019,523	2,072,940
FHLMC Series 4009 Class PA	2.000%	06/15/2041	344,804	340,045
FHLMC Series 4050 Class BG	1.000%	01/15/2041	1,135,595	1,067,934
FHLMC Series 4198 Class BE	2.000%	10/15/2040	817,597	815,148
FHLMC Series 4271 Class CE	2.000%	08/15/2036	260,699	260,730
FHLMC Series 4287 Class AB	2.000%	12/15/2026	321,396	315,597
FHLMC Series 4709 Class EA	3.000%	01/15/2046	911,124	914,341
FHLMC Series 5092 Class XC	1.500%	01/15/2041	2,299,003	2,172,027
FNMA 10/1 Hybrid ARM (12 month ICE LIBOR + 1.780%)*	2.030%	12/01/2041	50,962	51,619
FNMA Pool 1106	3.000%	07/01/2032	2,456,036	2,463,331
FNMA Pool 833200	5.500%	09/01/2035	308,140	335,521
FNMA Pool AL7077	4.000%	07/01/2035	1,247,736	1,312,581
FNMA Pool AL9230	3.500%	12/01/2029	1,067,855	1,092,127
FNMA Pool AT2060	2.500%	04/01/2028	1,231,433	1,227,295
FNMA Pool FM1536	2.500%	11/01/2030	498,104	495,991
FNMA Pool FM1973	4.000%	09/01/2036	2,142,343	2,241,084
FNMA Pool FM2287	4.500%	03/01/2034	907,295	943,170
FNMA Pool FM2989	3.000%	09/01/2034	1,286,599	1,304,315
FNMA Pool FM7224	4.500%	11/01/2038	1,194,168	1,252,730

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of March 31, 2022 - unaudited

FNMA Series 2013-3 Class DK	1.750%	02/25/2033	669,671	648,979
FNMA Series 2013-6 Class BC	1.500%	12/25/2042	159,917	157,439
FNMA Series 2015-28 Class P	2.500%	05/25/2045	2,964,908	2,911,347
FNMA Series 2017-30 Class G	3.000%	07/25/2040	112,125	112,453
FNMA Series 2020-44 Class TE	2.000%	12/25/2035	3,024,934	2,932,084
FNMA Series 2020-95 Class GA	1.000%	01/01/2051	1,928,875	1,694,628
GNMA Pool 726475	4.000%	11/15/2024	35,481	35,740
GNMA Pool 728920	4.000%	12/15/2024	50,413	50,782
12.3% - Total United States Government Agency Obligations - Mortgage Backed Securities				$34,810,887

Taxable Municipal Bonds
Allegheny County Pennsylvania GO	0.694%	11/01/2023	2,200,000	2,144,107
Franklin County Ohio Convention Facilities	1.155%	12/01/2024	550,000	529,990
Kansas Development Finance Authority Revenue	3.227%	04/15/2022	1,700,000	1,701,105
Kent State University Revenue	1.875%	05/01/2023	1,000,000	996,274
Kentucky Asset Liability Commission Revenue	5.339%	04/01/2022	110,000	110,000
Pittsburgh Pennsylvania GO 2020B	0.507%	09/01/2022	500,000	498,985
University of Cincinnati General Receipts	1.878%	06/01/2023	1,200,000	1,194,120
2.5% Total Taxable Municipal Bonds				$7,174,581

Total Fixed Income Securities	98.3%			$277,410,659
(Identified Cost $288,470,082)
			Shares
Cash & Cash Equivalents
First American Government Obligation Fund, Class Z**			9,979,018	9,979,018
Total Cash Equivalents	3.5%			$9,979,018
(Identified Cost $9,979,018)

Total Portfolio Value	101.8%			$287,389,677
(Identified Cost $298,449,100)

Liabilities in Excess of Other Assets	-1.8%			$(5,092,194)

Total Net Assets:	100.0%			$282,297,483

Futures Contracts	Long Contracts	Notional Value at Purchase	Notional Value 3/31/2022	Unrealized Appreciation (Depreciation)
E-mini Standard & Poor's 500 (50 units per contract) expiring June 2022	1,242	264,907,737	281,359,575	16,451,838
		$264,907,737	$281,359,575	$16,451,838

* Variable Rate Security; the rate shown is as of March 31, 2022.

** Variable Rate Security; as of March 31, 2022, the 7 day annualized yield was 0.15%.

(a) All or a portion of this security is held as collateral for futures contracts.

ARM - Adjustable Rate Mortgage

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Core Plus Bond Fund	Portfolio of Investments as of March 31, 2022 - unaudited

Fixed Income Securities	Rate	Maturity	Face Value	Fair Value
Corporate Bonds
American Express Co.	1.650%	11/04/2026	250,000	$235,704
AON Corp.	3.750%	05/02/2029	180,000	184,041
AON PLC	4.750%	05/15/2045	70,000	75,315
Bank of America Corp. Senior Unsecured Notes	3.248%	10/21/2027	295,000	294,186
Essex Portfolio LP	3.000%	01/15/2030	225,000	216,527
Fifth Third Bancorp	4.300%	01/16/2024	220,000	225,020
Huntington Bankcshares	2.550%	02/04/2030	230,000	217,034
JPMorgan Chase & Co.	4.493%	03/24/2031	270,000	286,565
Keycorp	2.550%	10/01/2029	220,000	207,677
March McLennan Co.	4.375%	03/15/2029	205,000	216,831
Morgan Stanley	4.000%	07/23/2025	215,000	220,308
Truist Bank	2.250%	03/11/2030	315,000	288,172
U. S. Bancorp.	3.000%	07/30/2029	295,000	288,968
Wells Fargo Subordinated Notes	4.300%	01/22/2027	280,000	290,937
20.6% - Total Bank and Finance				$3,247,285

Ball Corp	2.875%	08/15/2030	170,000	152,478
Becton Dickinson & Co.	3.700%	05/20/2030	230,000	218,758
CCO Holdings LLC Cap Corp.[a]	5.375%	06/01/2029	150,000	149,726
CVS Health Corp.	4.300%	03/25/2028	210,000	220,143
CVS Health Corp.	5.050%	03/25/2048	30,000	33,991
Charles River Laboratories International Inc.[a]	5.050%	03/15/2029	165,000	155,800
Dover Corp.	2.950%	11/04/2029	250,000	243,273
Eaton Corp.	3.103%	09/15/2027	220,000	220,246
Emerson Electric	1.950%	10/15/2030	320,000	290,750
Enterprise Products Inc.	2.800%	01/31/2030	230,000	220,903
H.B. Fuller Co.	4.250%	10/15/2028	160,000	150,005
HCA Inc.	5.375%	02/01/2025	145,000	151,139
Iron Mountain Inc.[a]	4.875%	09/15/2027	160,000	158,205
Johnson Controls International plc	3.900%	02/14/2026	215,000	220,128
Kroger Co.	2.200%	05/01/2030	235,000	215,007
Lowe's Co.	4.500%	04/15/2030	205,000	219,145
Lowe's Co.	4.550%	04/05/2049	35,000	37,627
Mattell Inc.[a]	3.750%	04/01/2029	155,000	149,053
McDonald's Corp.	3.600%	07/01/2030	180,000	183,137
McDonald's Corp.	4.550%	04/05/2049	70,000	74,845
Norfolk Southern Corp.	2.903%	02/15/2023	250,000	251,162
Roper Technologies Inc.	2.950%	09/15/2029	240,000	231,437
SBA Communications.	3.875%	02/15/2027	160,000	156,156
SS&C Technologies Inc.[a]	5.500%	09/30/2027	150,000	151,203
Starbucks Corp.	2.250%	03/12/2030	235,000	215,087
Starbucks Corp.	4.500%	11/15/2048	65,000	69,709
T-Mobile USA Inc.	3.375%	04/15/2029	160,000	152,494
Union Pacific Co.	3.950%	09/10/2028	210,000	220,288
Verizon Communications	4.016%	12/03/2029	280,000	290,856
Walt Disney Co.	3.800%	03/22/2030	210,000	218,707
Xylem	1.950%	01/30/2028	235,000	217,967
35.8% - Total Industrials				$5,639,425

Johnson Core Plus Bond Fund	Portfolio of Investments as of March 31, 2022 - unaudited

Berkshire Hathaway Energy Company	3.250%	04/15/2028	220,000	219,863
Duke Energy Corp.	2.450%	06/01/2030	235,000	216,160
Eversource Energy	1.650%	08/15/2030	250,000	215,340
Georgia Power Co.	2.650%	09/15/2029	230,000	217,302
Interstate Power & Light Co.	4.100%	09/26/2028	210,000	216,403
National Rural Utilities Corp.	3.400%	02/07/2028	290,000	289,678
National Rural Utilities Corp.	4.300%	10/15/2028	220,000	225,438
Virginia Electric & Power Co.	3.500%	03/15/2027	215,000	218,139
Xcel Energy Inc.	3.400%	06/01/2030	220,000	219,764
13.0% - Total Utilities				$2,038,087

69.4% Total Corporate Bonds				$10,924,797

United States Government Treasury Obligations
Treasury Note[b]	1.500%	11/30/2024	110,000	107,147
Treasury Note	1.500%	02/15/2030	425,000	398,438
Treasury Note	1.625%	05/15/2026	595,000	574,082
Treasury Note	2.000%	02/15/2025	175,000	172,525
Treasury Note	2.000%	08/15/2051	645,000	581,407
11.7% - Total United States Government Treasury Obligations				1,833,599

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC Pool ZS9278	4.000%	05/01/2037	428,844	448,811
FHLMC Series 4709 Class EA	3.000%	01/15/2046	281,620	282,614
FHLMC Series 5189 Class PG	2.500%	09/25/2051	389,263	383,566
FHLMC Pool AL5491	4.000%	06/01/2034	399,012	416,246
FHLMC Pool AU7025	3.000%	11/01/2043	420,668	419,580
FHLMC Pool MA1222	4.000%	10/01/2032	425,503	439,940
FNMA Pool FM9469	4.000%	08/01/2039	282,215	293,058
17.1% - Total United States Government Agency Obligations - Mortgage Backed Securities				$2,683,815

Total Fixed Income Securities	98.2%			$15,442,211
(Identified Cost $16,413,915)

			Shares
Preferred Stocks
Allstate Corp.	5.100%	01/15/2053	6,500	165,230
Total Preferred Stocks	1.0%			$165,230
(Identified Cost $170,386)

			Shares
Cash & Cash Equivalents
First American Government Obligation Fund, Class Y, 0.01%*			29,677	29,677
Total Cash Equivalents	0.2%			$29,677
(Identified Cost $29,677)

Total Portfolio Value	99.4%			$15,637,118
(Identified Cost $16,613,978)

Other Assets in Excess of Liabilities	0.6%			$94,741

Total Net Assets:	100.0%			$15,731,859

Johnson Core Plus Bond Fund	Portfolio of Investments as of March 31, 2022 - unaudited

Futures Contracts	Long Contracts	Notional Value at Purchase	Notional Value 3/31/2022	Unrealized Appreciation (Depreciation)
United States Ultra Treasury Bond CBT expiring June 2022	3	552,107	531,375	(20,732)
		$552,107	$531,375	$(20,732)

* The rate shown is the 7-day effective yield as of March 31, 2022.

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration.  The total fair value of these securities as of March 31, 2022 was $763,987, representing 4.9% of net assets.

(b) All or a portion of this security is held as collateral for futures contracts.

FHLMC - Federal Home Loan Mortgage Corporation

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity Securities (Common Stock, Preferred Stock and Real Estate Investment Trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (ADRs), financial futures, Exchange Traded Funds (ETFs), and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship, and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Corporate Bonds. The fair value of corporate bonds is estimated using market approach valuation techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Municipal Bonds. Municipal Bonds are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Municipal Bonds are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short Term Notes. Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

U.S. Government Securities. U.S. government securities are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

U.S. Agency Securities. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage-backed securities are generally valued using dealer quotations. Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 1 or Level 2 of the fair value hierarchy.

Money Market. Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Derivative Instruments. Listed derivatives, including futures contracts that are actively traded, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of March 31, 2022:

Equity Income Fund	Level 1	Level 2		Level 3		Total
Common Stocks*	$577,566,122	$	---	$	---	$577,566,122
Cash Equivalents	16,984,013		---		---	16,984,013
Total	$594,550,135		$--		$--	$594,550,135

Opportunity Fund	Level 1	Level 2		Level 3		Total
Common Stocks*	$117,152,686	$	---	$	---	$117,152,686
Cash Equivalents	3,368,310		---		---	3,368,310
Total	$120,520,996	$	---	$	---	$120,520,996

International Fund	Level 1	Level 2		Level 3		Total
Common Stocks*	$22,244,775	$	---	$	---	$22,244,775
Cash Equivalents	527,896		---		---	527,896
Total	$22,838,622	$	---	$	---	$22,838,622

Fixed Income Fund	Level 1		Level 2	Level 3		Total
Corporate Bonds*	$	---	$559,640,685	$	---	$559,640,685
U.S. Government Treasury Obligations		---	190,439,587		---	190,439,587
U.S. Government Agency Obligations		---	9,674,112		---	9,674,112
U.S. Government Agency Obligations - Mortgage Backed		---	163,889,329		---	163,889,329
Taxable Municipal Bonds		---	24,872,321		---	24,872,321
Preferred Stocks		6,736,198	---		---	6,736,198
Cash Equivalents		7,906,270	---		---	7,906,270
Total		14,642,468	$948,516,034		$0	$963,158,502

Municipal Income Fund	Level 1		Level 2	Level 3		Total
Municipal Bonds*	$	---	$248,990,609	$	---	$248,990,609
Cash Equivalents		2,948,579	---		---	2,948,579
Total		$2,948,579	$248,990,609		$0	$251,938,893

Short Duration Bond Fund	Level 1		Level 2	Level 3		Totals
Corporate Bonds*	$	---	$197,799,568	$	---	$197,799,568
Certificates of Deposit		---	255,653		---	255,653
U.S. Treasury Obligations		---	27,844,236		---	27,844,236
U.S. Agency Obligations		---	19,553,610		---	19,553,610
U.S. Agency Obligations – Mortgage-Backed		---	36,071,174		---	36,071,174
Taxable Municipal Bonds		---	13,598,062		---	13,598,062
Cash Equivalents		577,842	---		---	577,842
Total		$577,842	$295,122,303		$0	$295,700,145

Intermediate Bond Fund	Level 1		Level 2	Level 3	Totals
Corporate Bonds*	$	---	$164,130,957	---	$164,130,957
Certificates of Deposit		---	255,653	---	255,653
U.S. Treasury Obligations		---	81,639,137	---	81,639,137
U.S. Agency Obligations		---	7,302,918	---	7,302,918
U.S. Agency Obligations – Mortgage-Backed		---	26,860,780	---	26,860,780
Taxable Municipal Bonds		---	5,079,618	---	5,079,618
Preferred Stocks		1,522,404	---	---	1,522,404
Cash Equivalents		451,316	---	---	451,316
Total		$1,973,720	$285,269,063	$0	$287,242,783

Core Bond Fund	Level 1		Level 2	Level 3		Totals
Corporate Bonds*	$	---	$365,690,262	$	---	$365,690,262
U.S. Treasury Obligations		---	124,835,877		---	124,835,877
U.S. Agency Obligations		---	2,614,625		---	2,614,625
U.S. Agency Obligations – Mortgage-Backed		---	101,465,872		---	101,465,872
Taxable Municipal Bonds		---	7,219,371		---	7,219,371
Preferred Stocks		2,109,860	---		---	2,109,860
Cash Equivalents		2,681,132	---		---	2,681,132
Total		$4,790,992	$601,826,007		$0	$606,616,999

Enhanced Return Fund	Level 1		Level 2	Level 3		Totals
Corporate Bonds*	$	---	$176,243,167	$	---	$176,243,167
U.S. Treasury Obligations		---	26,182,539		---	26,182,539
U.S. Agency Obligations		---	32,999,485		---	32,999,485
U.S. Agency Obligations – Mortgage-Backed		---	34,810,887		---	34,810,887
Taxable Municipal Bonds		---	7,174,581		---	7,174,581
Cash Equivalents		9,979,018	---		---	9,979,018
Sub-Total		9,979,018	$277,410,659		$0	$287,389,677
Other Financial Instruments**		16,451,838	---		---	16,451,838
Total		$26,430,856	$277,410,659		$0	$303,841,515

Core Plus Bond Fund	Level 1		Level 2	Level 3		Totals
Corporate Bonds*	$	---	$10,924,797	$	---	$10,924,797
U.S. Treasury Obligations		---	1,833,599		---	1,833,599
U.S. Agency Obligations – Mortgage-Backed		---	2,683,815		---	2,683,815
Preferred Stocks		165,230	---		---	165,230
Cash Equivalents		29,677	---		---	29,677
Sub-Total		$194,907	$15,442,211	$	---	$15,637,118
Other Financial Instruments**		(20,732)	---		---	(20,732)
Total		$174,175	$15,442,211	$	---	$15,616,386

* See Schedule of Investments for industry classification.

**Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation on the contracts.

The Funds did not hold any investments at any time during the reporting period in which unobservable inputs were used in determining fair value. Therefore, no reconciliation of Level 3 securities is included for this reporting period.

Financial Futures Contracts:

The Enhanced Return Fund invests in stock index futures (equity risk) in an attempt to replicate the returns of the leading large capitalization companies in the leading industries in the U.S. economy. The Fund enters into S&P 500 E-Mini contracts four times a year generally near the time the contracts would expire (contracts expire the third Friday of March, June, September and December). The contracts are generally held until it is time to roll into the next contracts. The average daily notional value for the 3 months ended March 31, 2022 was $295,455,776. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the futures contract. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. The amount of the daily variation margin is reflected as an asset or liability within the Statements of Assets and Liabilities, while the cumulative change in unrealized gain/loss on futures contracts is reported separately within the Statements of Operations. The Net Unrealized Gain on futures contracts, as of March 31, 2022, was $16,451,838. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss at the contract settlement date. A realized gain or loss is recognized when a contract is sold and is the difference between the fair value of the contract at purchase and the fair value of the contract when sold. Realized gains/losses on futures contracts are reported separately within the Statements of Operations. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged asset, as well as the risk that the counterparty will fail to perform its obligations.

As of March 31, 2022, Wells Fargo Services holds U.S. Treasury Notes with the custodian, which serves as collateral for future contracts, with a value of $16,838,569. Net variation margin payable on futures contracts as of March 31, 2022 was $4,052,025.

The Core Plus Bond Fund may enter into various exchange-traded and over-the-counter derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include futures, options, swaps, foreign currency futures and forwards. In particular, the Fund may use interest rate swaps, credit default swaps (including buying and selling credit default swaps on individual securities and/or baskets of securities), options (including options on credit default swaps and options on futures) and futures contracts to a significant extent, although the amounts invested in these instruments may change from time to time. As of March 31, 2022, the Core Plus Fund held contracts of U.S. Treasury Ultra Treasury Bond CBT. Average daily notional value for the contracts held in the Core Plus Fund for the 3 months ended March 31, 2022 was $809,439.

As of March 31, 2022, Wells Fargo Services holds U.S. Treasury Notes with the custodian, which serves as collateral for future contracts, with a value of $35,000. Net variation margin receivable on futures contracts as of March 31, 2022 was $3,187.

Tax Cost of Securities

As of March 31, 2022, the composition of unrealized appreciation (the excess of fair value over tax cost) and depreciation (the excess of tax cost over fair value) was as follows:

Fund	Cost of Securities	Appreciation	Depreciation	Net Appreciation/ (Depreciation)
Johnson Equity Income Fund	$432,101,759	$173,378,665	$(10,930,289)	$162,448,376
Johnson Opportunity Fund	97,782,668	28,813,560	(6,075,732)	22,738,328
Johnson International Fund	16,871,155	7,657,911	(1,690,444)	5,967,467
Johnson Fixed Income Fund	1,002,518,955	9,347,732	(48,708,185)	(39,360,453)
Johnson Municipal Income Fund	259,450,160	1,565,354	(9,076,621)	(7,511,267)
Johnson Institutional Short Duration Bond Fund	306,770,611	185,001	(11,255,567)	(11,070,466)
Johnson Institutional Intermediate Bond Fund	299,434,714	823,739	(13,015,670)	(12,191,931)
Johnson Institutional Core Bond Fund	644,493,440	2,820,188	(40,696,629)	(37,876,441)
Johnson Enhanced Return Fund	298,449,100	106,858	(11,166,281)	(11,059,423)
Johnson Core Plus Bond Fund	16,613,978	503	(977,183)	(976,680)